(2_FIDELITY_LOGOS)FIDELITY

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST THREE MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     14   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY MORTGAGE SECURITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                        PAST 1   PAST 5   PAST 10
                                                      YEAR     YEARS    YEARS

FIDELITY MORTGAGE SECURITIES FUND ("INITIAL CLASS")   8.86%    47.29%   137.20%

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES            9.12%    42.15%   146.58%

SALOMON BROTHERS MORTGAGE INDEX                       8.91%    42.38%   147.96%

U.S. MORTGAGE FUNDS AVERAGE                           8.14%    34.84%   118.63%

CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of both the Lehman Brothers Mortgage-Backed Securities Index and the Salomon Brothers Mortgage Index - market capitalization weighted indices of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1997                        PAST 1   PAST 5   PAST 10
                                                      YEAR     YEARS    YEARS

FIDELITY MORTGAGE SECURITIES FUND ("INITIAL CLASS")   8.86%    8.05%    9.02%

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES            9.12%    7.29%    9.44%

SALOMON BROTHERS MORTGAGE INDEX                       8.91%    7.32%    9.51%

U.S. MORTGAGE FUNDS AVERAGE                           8.14%    6.14%    8.12%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971203 185350 S00000000000001
             Mortgage Secs -Initial Cl   LB Mortgage Backed Secs
             00040                       LB006
  1987/10/31      10000.00                    10000.00
  1987/11/30      10095.37                    10121.55
  1987/12/31      10223.10                    10255.19
  1988/01/31      10566.90                    10638.76
  1988/02/29      10680.85                    10774.57
  1988/03/31      10617.55                    10693.64
  1988/04/30      10551.84                    10646.51
  1988/05/31      10507.96                    10571.16
  1988/06/30      10718.25                    10871.94
  1988/07/31      10692.79                    10835.04
  1988/08/31      10706.36                    10858.91
  1988/09/30      10921.69                    11129.61
  1988/10/31      11126.37                    11373.64
  1988/11/30      10979.26                    11208.06
  1988/12/31      10909.80                    11149.46
  1989/01/31      11107.75                    11342.64
  1989/02/28      11048.94                    11270.39
  1989/03/31      11070.77                    11288.06
  1989/04/30      11275.13                    11515.97
  1989/05/31      11541.98                    11872.56
  1989/06/30      11821.31                    12164.34
  1989/07/31      12032.97                    12439.69
  1989/08/31      11905.88                    12278.45
  1989/09/30      11957.86                    12365.58
  1989/10/31      12195.03                    12648.06
  1989/11/30      12312.54                    12785.12
  1989/12/31      12397.41                    12860.78
  1990/01/31      12283.20                    12770.85
  1990/02/28      12365.02                    12845.89
  1990/03/31      12374.73                    12877.52
  1990/04/30      12267.69                    12761.86
  1990/05/31      12624.35                    13157.83
  1990/06/30      12807.36                    13365.89
  1990/07/31      12993.49                    13597.83
  1990/08/31      12959.12                    13453.33
  1990/09/30      13028.30                    13563.72
  1990/10/31      13161.76                    13717.52
  1990/11/30      13449.76                    14004.96
  1990/12/31      13681.76                    14239.69
  1991/01/31      13823.73                    14456.12
  1991/02/28      13912.24                    14577.98
  1991/03/31      14005.81                    14677.21
  1991/04/30      14157.43                    14812.40
  1991/05/31      14231.03                    14942.64
  1991/06/30      14266.62                    14955.97
  1991/07/31      14471.53                    15208.99
  1991/08/31      14748.08                    15485.58
  1991/09/30      14978.32                    15775.81
  1991/10/31      15155.37                    16037.21
  1991/11/30      15248.02                    16153.49
  1991/12/31      15544.23                    16478.14
  1992/01/31      15469.45                    16287.75
  1992/02/29      15623.38                    16441.86
  1992/03/31      15515.41                    16337.05
  1992/04/30      15660.87                    16497.67
  1992/05/31      15919.36                    16795.04
  1992/06/30      16088.03                    16993.18
  1992/07/31      16060.42                    17141.71
  1992/08/31      16164.30                    17364.96
  1992/09/30      16265.78                    17500.16
  1992/10/31      16104.03                    17346.67
  1992/11/30      16181.87                    17400.93
  1992/12/31      16391.86                    17625.74
  1993/01/31      16541.41                    17857.36
  1993/02/28      16683.08                    18038.45
  1993/03/31      16792.03                    18147.91
  1993/04/30      16909.26                    18241.55
  1993/05/31      16959.32                    18345.43
  1993/06/30      17166.21                    18485.89
  1993/07/31      17260.57                    18559.69
  1993/08/31      17292.71                    18647.13
  1993/09/30      17330.49                    18663.26
  1993/10/31      17361.32                    18717.21
  1993/11/30      17325.03                    18680.62
  1993/12/31      17492.24                    18831.94
  1994/01/31      17653.33                    19018.60
  1994/02/28      17560.24                    18885.89
  1994/03/31      17361.23                    18394.11
  1994/04/30      17285.18                    18258.60
  1994/05/31      17432.32                    18330.85
  1994/06/30      17521.55                    18291.16
  1994/07/31      17801.64                    18657.36
  1994/08/31      17881.40                    18716.28
  1994/09/30      17687.58                    18449.92
  1994/10/31      17723.50                    18439.38
  1994/11/30      17705.82                    18381.71
  1994/12/31      17831.87                    18528.37
  1995/01/31      18169.00                    18924.96
  1995/02/28      18575.76                    19408.06
  1995/03/31      18654.59                    19499.53
  1995/04/30      18948.70                    19776.74
  1995/05/31      19544.90                    20400.31
  1995/06/30      19694.00                    20516.28
  1995/07/31      19738.73                    20551.63
  1995/08/31      19982.29                    20764.34
  1995/09/30      20188.86                    20946.98
  1995/10/31      20413.44                    21133.33
  1995/11/30      20639.46                    21374.88
  1995/12/31      20866.84                    21641.86
  1996/01/31      21037.68                    21804.96
  1996/02/29      20903.63                    21623.88
  1996/03/31      20827.80                    21545.74
  1996/04/30      20784.38                    21484.96
  1996/05/31      20703.91                    21422.33
  1996/06/30      20989.63                    21717.21
  1996/07/31      21064.58                    21796.90
  1996/08/31      21059.93                    21796.59
  1996/09/30      21393.24                    22161.55
  1996/10/31      21789.08                    22596.28
  1996/11/30      22125.71                    22919.69
  1996/12/31      22000.95                    22799.69
  1997/01/31      22138.64                    22968.99
  1997/02/28      22210.81                    23045.58
  1997/03/31      22002.56                    22828.53
  1997/04/30      22345.57                    23192.56
  1997/05/31      22566.01                    23419.53
  1997/06/30      22830.29                    23692.71
  1997/07/31      23243.21                    24139.22
  1997/08/31      23217.52                    24081.86
  1997/09/30      23469.44                    24387.29
  1997/10/31      23719.91                    24657.67
IMATRL PRASUN   SHR__CHT 19971031 19971203 185353 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund ("Initial Class") on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,720 - a 137.20% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,658 - a 146.58% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index rather than the Salomon Brothers Mortgage Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,

                                    1997   1996     1995     1994     1993

DIVIDEND RETURN                     6.60%   6.66%   7.86%    5.61%    6.48%

CAPITAL APPRECIATION RETURN         2.26%   0.08%    7.32%   -3.52%   1.33%

TOTAL RETURN                        8.86%   6.74%   15.18%   2.09%    7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED
OCTOBER 31, 1997          PAST 1        PAST 6         PAST 1
                          MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE       5.70(CENTS)   34.36(CENTS)   68.77(CENTS)

ANNUALIZED DIVIDEND RATE  6.11%         6.23%          6.31%

30-DAY ANNUALIZED YIELD   6.40%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.98 over the past one month, $10.94 over the past six months and $10.89 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary
nemesis - rising inflation -
remained in check throughout
most of the 12 months that ended
October 31, 1997, translating into
a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during
the period. Through the first half of
the period, bonds suffered from the
perception of an accelerating
economy and, in turn, that
inflation would make an
appearance. The Federal Reserve
Board raised a key short-term
interest rate in March, in an
attempt to curb any potential hints of
inflation. For the most part, though,
investors had been anticipating this
hike. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of these
gains evaporated in August - as
inflation fears cropped up again -
a strong September and October
helped ease the pain. The bond
market attracted wary stock
investors in October, as the U.S.
equity market stumbled due to
overseas developments. Treasuries,
in particular, performed well
toward the end of the period.
Relative interest-rate stability
provided a fairly positive backdrop
for mortgage-backed securities, as
the Lehman Brothers
Mortgage-Backed Securities Index
returned 9.12% over the 12-month
period. Sustained economic growth
and demand for higher yields
helped corporate bonds, as the
Lehman Brothers Corporate Bond
Index returned 9.25% over the
same period.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1997, the fund's Initial Class shares returned 8.86%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 8.14%, and the Lehman Brothers Mortgage-Backed Securities Index returned 9.12%.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST 12 MONTHS?
A. For the first nine months of the period, the mortgage market benefited from a period of relatively stable interest rates. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts investors in mortgage-backed securities because they might be forced to reinvest at a lower interest rate. On the other hand, when interest rates are as steady as they have been lately, the risk for prepayments declines. Therefore, the mortgage sector was one of the best-performing categories of the bond market. However, as interest rates began to decline in July, the mortgage sector had difficulty keeping pace with U.S. Treasuries as a result of increased prepayment concerns.
Q. HOW HAS THE MORTGAGE SECTOR PERFORMED COMPARED TO THE CORPORATE SECTOR OVER THE PAST THREE MONTHS?
A. Investors sold corporate bonds because they were nervous about credit risk, or the risk that a bond might not be paid, because of cash flow concerns. In contrast, agency mortgage-backed securities, such as those issued by the Federal National Mortgage Association, or Fannie Mae, are not subject to credit risk because they are implicitly backed by the U.S. government. Investors seemed more comfortable buying these types of securities in the nervous credit market environment we saw at the end of October.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. The additional yield that mortgage-backed securities typically provide investors over comparable Treasuries became relatively narrow during the period. In turn, as interest rates declined, the risk that prepayments would hurt returns increased, so my question was, why take the risk? In response, I maintained the fund's overweighted position versus the index in mortgage-backed securities that I felt would provide better prepayment protection as interest rates change. These included discount mortgage-backed securities - or bonds selling below their redemption values - such as 15-year Fannie Maes at 5.5% or 6%, which are less sensitive to prepayments.
Q. AT THE END OF JULY, YOU SAID THAT COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) PERFORMED WELL. WAS THAT STILL THE CASE IN THE PAST THREE MONTHS?
A. No. In the third quarter of 1997, many new CMBS issues came to market, and the higher supply began to dampen prices. Also, since CMBS paper tends to have a similar cash-flow structure to corporate bonds, its yield advantage over Treasuries suffered in sympathy with corporate bonds when corporates began to underperform.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. During the first half of the 12-month period, the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. When the market goes through its most dramatic changes, the fund can use its value-driven, bottom-up security selection process to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in such a tight range relative to Treasuries, there aren't many changes in values or prepayment options to affect the cash flow of bonds. In that case, it is difficult to differentiate the fund's returns. Toward the end of the period, we saw a little bit more volatility in pricing, but not as much as I would've liked to have seen.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. The next six months will be totally dependent on the direction of interest rates. If the markets rally and interest rates fall further, there will be a significant number of prepayments and the mortgage market should dramatically underperform Treasuries. On the other hand, if the yield on the 10-year Treasury bond moves into a range of 6.25% to 6.50%, the mortgage market should outperform as more investors allocate money to the sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"Each new mortgage-backed security
is issued at the current interest rate.
For each interest-rate environment,
the market assumes that homeowners
will pay off their mortgage at a specific speed. If interest rates decline from the point of purchase, that mortgage security now carries a higher interest rate than the current market rate, making it more attractive and increasing its price. However, because that security has a higher interest rate than the new current rate, the market assumes that the mortgage holder will pay off the loan at a faster rate than what was originally anticipated. That's because homeowners are more likely to refinance a mortgage with a higher rate than a mortgage with a lower rate. As a result of the faster payoff of principal on the mortgage security, the price increase will be smaller than if the pay-off rate was unchanged from its original assumption.
"Conversely, if interest rates rise, the mortgage-backed security will carry an interest rate that is below the current interest rate. In the higher interest-rate environment, the market will anticipate that homeowners will be slower to pay off their relatively low interest-rate mortgage. This means that the bond holders' mortgage-backed security will be outstanding for a longer period of time, which, along with a less attractive interest rate, pushes the security's price lower.
"Remember, the price of a bond always
moves in the opposite direction of its
yield. Investors buying
mortgage-backed securities are
willing to expose themselves to
relatively weak price performance in
exchange for a higher yield."
FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31, 1997,
more than $531 million
MANAGER: Thomas Silvia, since
October 1997; co-managed
since February 1997; joined
Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
              % OF FUND'S    % OF FUND'S INVESTMENTS
              INVESTMENTS    AS OF JULY 31, 1997

 LESS THAN     0.1            0.1
5%

 5 -           0.8            4.7
 5.99%

 6 -           31.7           25.7
 6.99%

 7 -           43.4           27.0
 7.99%

 8 -           9.0            20.2
 8.99%

 9 -           7.2            6.6
 9.99%

10 -           3.8            3.5
10.99%

11% AND        2.6            2.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    5.8    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    2.8    3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 46.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 5.0
ROW: 1, COL: 4, VALUE: 2.0
MORTGAGE-BACKED
SECURITIES  87.3%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 2.8%
SHORT-TERM
INVESTMENTS 9.9%
MORTGAGE-BACKED
SECURITIES  91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 44.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 10.0
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 91.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.0%
5%, 7/1/10 $ 3,953,618 $ 3,750,995
6 1/2%, 1/1/24 to 7/1/24  4,343,335  4,294,472
7%, 5/1/99 to 11/1/12  99,980,981  101,428,855
7 1/2%, 3/1/27 to 5/1/27  368,239  376,406
8%, 10/1/07 to 12/1/18  734,600  763,235
8 1/2%, 11/1/03 to 1/1/20  3,115,133  3,278,713
9%, 9/1/08 to 5/1/21  11,211,236  12,020,757
10%, 1/1/09 to 5/1/19  2,252,569  2,458,336
10 1/2%, 8/1/10 to 12/1/20  2,550,061  2,837,252
11 1/2%, 4/1/12  107,016  119,380
11 3/4%, 6/1/11  69,165  79,183
12 1/4%, 6/1/14 to 7/1/15  312,291  363,786
12 1/2%, 5/1/12 to 4/1/15  1,176,910  1,367,246
12 3/4%, 6/1/05 to 3/1/15  195,427  222,555
13%, 1/1/11 to 6/1/15  1,800,561  2,134,309
  135,495,480
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 38.0%
5 1/2%, 11/1/08 to 5/1/26  39,049  37,863
6%, 4/1/00 to 5/1/26   73,696,988  71,985,192
6 1/2%, 9/1/10 to 4/1/26  55,554,238  54,884,126
7%, 2/1/24 to 11/1/27  43,738,183  43,915,921
7 1/2%, 3/1/22 to 12/1/22  3,400,698  3,497,875
8%, 1/1/07 to 7/1/08  112,291  115,279
8 1/4%, 1/1/13   128,730  134,151
8 1/2%, 11/1/03 to 11/1/18  1,916,301  1,992,828
8 3/4%, 11/1/08 to 7/1/09  266,848  278,940
9%, 1/1/08 to 2/1/13  964,676  1,011,128
9 1/2%, 5/1/07 to 8/1/22  7,899,936  8,409,597
11%, 12/1/02 to 8/1/10  2,553,369  2,823,729
12 1/4%, 5/1/13 to 6/1/15  513,066  596,201
12 1/2%, 10/1/13 to 3/1/16  681,993  800,376
12 3/4%, 6/1/13 to 7/1/15  356,592  420,968
13 1/2%, 9/1/13 to 12/1/14  191,058  230,268
14%, 5/1/12 to 11/1/14  63,775  77,582
  191,212,024
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.7%
7%, 10/15/22 to 11/15/23 $ 3,583,348 $ 3,613,668
7 1/2%, 7/15/05 to 10/15/27  60,463,273  61,915,331
8%, 4/15/02 to 7/15/27  30,069,845  31,230,350
8 1/2%, 7/15/16 to 8/15/27  7,388,247  7,776,183
9%, 10/15/04 to 4/15/18  5,945,992  6,390,065
9 1/2%, 6/15/09 to 7/15/22  5,099,639  5,522,448
10%, 12/15/17 to 1/15/26  11,071,393  12,332,155
10 1/2%, 1/15/98 to 2/15/18  1,363,023  1,506,600
11%, 1/15/10 to 9/15/19  2,857,536  3,264,637
11 1/2%, 10/15/10 to 7/15/18  97,713  111,878
13%, 10/15/13  103,998  124,537
13 1/2%, 7/15/11 to 10/15/14  96,620  116,240
  133,904,092
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $450,249,906)   460,611,596
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation sequential
pay Series 1353 Class A, 5 1/2%, 11/15/04
(Cost $105,567)  113,304  112,772
COMMERCIAL MORTGAGE SECURITIES - 6.8%
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  7,359,318  7,371,240
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02  3,192,522
2,988,999
 floater Series 1997-C1 Class C, 6.10625%, 7/25/00 (b)(c)  15,945,042
15,945,042
 Series 1997-NI Class C, 6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. Series 1994-C1 Class C, 9.20%, 9/18/99 (a)  3,280,000
2,984,800
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,734,698)   34,290,081
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81%, 9/18/99 (d) (Cost $668,924) $ 51,554,000 $ 547,761
CASH EQUIVALENTS - 1.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 7,064,342  7,061,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $490,820,095)  $ 502,623,210
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc. Series
1994-C1 Class C,
9.20%, 9/18/99 8/11/94 $ 2,132,820

2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,945,042 or 3.9% of net assets.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $490,970,694. Net unrealized appreciation aggregated $11,652,516, of which $12,062,990 related to appreciated investment securities and $410,474 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                    $ 502,623,210
AGREEMENTS OF $7,061,000) (COST $490,820,095) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                         267

RECEIVABLE FOR INVESTMENTS SOLD                                              88,779,118

INTEREST RECEIVABLE                                                          2,960,715

PREPAID EXPENSES                                                             29,322

 TOTAL ASSETS                                                                594,392,632

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 60,989,150

PAYABLE FOR FUND SHARES REDEEMED                              667,450

DISTRIBUTIONS PAYABLE                                         484,887

ACCRUED MANAGEMENT FEE                                        180,095

DISTRIBUTION FEES PAYABLE                                     4,277

OTHER PAYABLES AND ACCRUED EXPENSES                           161,162

 TOTAL LIABILITIES                                                           62,487,021

NET ASSETS                                                                  $ 531,905,611

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 519,049,272

UNDISTRIBUTED NET INVESTMENT INCOME                                          290,731

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                           762,493
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    11,803,115

NET ASSETS                                                                  $ 531,905,611


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.02
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,647,881 (DIVIDED BY) 149,517 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.02)             $11.57

CLASS T:                                                           $11.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($14,648,711 (DIVIDED BY) 1,329,149 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.02)             $11.42

CLASS B:                                                           $11.02
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,586,853 (DIVIDED BY) 144,046 SHARES) A

INITIAL CLASS:                                                     $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($494,303,671 (DIVIDED BY) 44,836,143 SHARES)

INSTITUTIONAL CLASS:                                               $11.01
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($19,718,495 (DIVIDED BY) 1,790,755 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
      THREE MONTHS             YEAR ENDED
      ENDED                    JULY 31, 1997
      OCTOBER 31, 1997

INVESTMENT INCOME                        $ 9,425,840   $ 35,932,141
INTEREST

EXPENSES

MANAGEMENT FEE                            578,471       2,273,788

TRANSFER AGENT FEES                       277,610       1,034,760

DISTRIBUTION FEES                         11,398        4,506

ACCOUNTING FEES AND EXPENSES              52,896        208,321

NON-INTERESTED TRUSTEES' COMPENSATION     547           9,585

CUSTODIAN FEES AND EXPENSES               26,149        79,667

REGISTRATION FEES                         44,044        75,411

AUDIT                                     22,118        83,730

LEGAL                                     1,057         17,684

MISCELLANEOUS                             -             4,396

 TOTAL EXPENSES BEFORE REDUCTIONS         1,014,290     3,791,848

 EXPENSE REDUCTIONS                       (47,540)      (52,945)

TOTAL EXPENSES AFTER REDUCTIONS           966,750       3,738,903


NET INVESTMENT INCOME                                 8,459,090      32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                   1,110,586      4,296,274
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION                 1,347,376      14,164,021
(DEPRECIATION) ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                       2,457,962      18,460,295

NET INCREASE (DECREASE) IN NET ASSETS                $ 10,917,052   $ 50,653,533
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      THREE MONTHS       YEAR ENDED   YEAR ENDED
      ENDED              JULY 31,     JULY 31,
      OCTOBER 31, 1997   1997         1996


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                   $ 8,459,090     $ 32,193,238    $ 31,763,051
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                     1,110,586       4,296,274       8,694,701

 CHANGE IN NET UNREALIZED                     1,347,376       14,164,021      (11,251,245)
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS        10,917,052      50,653,533      29,206,507
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                 (8,349,402)     (32,649,725)    (31,178,449)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                       (3,850,848)     (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                          (12,200,250)    (37,689,258)    (35,234,409)

SHARE TRANSACTIONS - NET                      (703,316)       32,765,543      77,949,164
INCREASE (DECREASE)

 TOTAL INCREASE (DECREASE)  IN NET ASSETS     (1,986,514)     45,729,818      71,921,262

NET ASSETS

 BEGINNING OF PERIOD                          533,892,125     488,162,307     416,241,045

 END OF PERIOD (INCLUDING                    $ 531,905,611   $ 533,892,125   $ 488,162,307
UNDISTRIBUTED NET INVESTMENT INCOME
OF $290,731,  $230,506 AND
$922,675, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .170        .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048        .224

 TOTAL FROM INVESTMENT OPERATIONS                        .218        .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.168)      (.272)

 FROM NET REALIZED GAIN                                  (.080)      -

 TOTAL DISTRIBUTIONS                                     (.248)      (.272)

NET ASSET VALUE, END OF PERIOD                          $ 11.020    $ 11.050

TOTAL RETURN B, C                                        2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,648     $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% A,     .90% A,
                                                        D           D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.18% A     6.09% A

PORTFOLIO TURNOVER RATE                                  125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .167         .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048         .233

 TOTAL FROM INVESTMENT OPERATIONS                        .215         .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.165)       (.268)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.245)       (.268)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.050

TOTAL RETURN B, C                                        1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 14,649     $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.00% A,     1.00% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.10% A      5.99% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.040     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .142         .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .065         .214

 TOTAL FROM INVESTMENT OPERATIONS                        .207         .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.147)       (.238)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.227)       (.238)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.040

TOTAL RETURN B, C                                        1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,587      $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.65% A,     1.65% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.32% A      5.34% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      THREE MONTHS    YEARS ENDED JULY 31,
      ENDED
      OCTOBER 31,

      1997            1997                   1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910    $ 10.830
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .176 D      .678 D      .729        .772        .570        .788

 NET REALIZED AND               .047        .391        (.015)      .325        (.242)      (.007)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          .223        1.069       .714        1.097       .328        .781
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.173)      (.689)      (.724)      (.737)      (.588)      (.701)
 INCOME

 FROM NET REALIZED GAIN         (.080)      (.110)      (.100)      -           (.040)      -

 IN EXCESS OF NET               -           -           -           (.050)      (.030)      -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (.253)      (.799)      (.824)      (.787)      (.658)      (.701)

NET ASSET VALUE,               $ 11.020    $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910
END OF PERIOD

TOTAL RETURN B                  2.05%       10.34%      6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 494,304   $ 506,113   $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 OMITTED)

RATIO OF EXPENSES TO            .72% A      .73%        .74%        .77%        .79%        .76%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .72% A      .73%        .73%        .77%        .79%        .76%
AVERAGE NET ASSETS AFTER                               E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         6.36% A     6.26%       6.75%       7.37%       6.73%       7.18%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         125% A      149%        221%        329%        563%        278%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 F


SELECTED PER-SHARE DATA G

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.040    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .172        .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .050        .226

 TOTAL FROM INVESTMENT OPERATIONS                                    .222        .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.172)      (.279)

 FROM NET REALIZED GAIN                                              (.080)      -

 TOTAL DISTRIBUTIONS                                                 (.252)      (.279)

NET ASSET VALUE, END OF PERIOD                                      $ 11.010    $ 11.040

TOTAL RETURN B, C                                                    2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 19,718    $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .75% A,     .75% A,
                                                                    D            D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .75% A      .70% A,
                                                                                 E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.35% A     6.29% A

PORTFOLIO TURNOVER RATE                                              125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. On January 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to October 31. Accordingly, the financial statements of the fund are presented for the three-month period ended October 31, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,984,800 or 0.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $167,373,838 and $198,818,860, respectively, of which U.S. government and government agency obligations aggregated $151,373,838 and $193,397,514, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1997 and July 31, 1997, the management fee was equivalent to an annualized rate of .44% and an annual rate of .44%, respectively, of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the periods, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           THREE MONTHS ENDED OCTOBER 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 600                                 $ 600

CLASS T     8,099                                 8,099

CLASS B     2,699                                 749

           $ 11,398                              $ 9,448

           YEAR ENDED JULY 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 530                                 $ 530

CLASS T     2,602                                 2,602

CLASS B     1,374                                 380

           $ 4,506                               $ 3,512

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
THREE MONTHS ENDED OCTOBER 31, 1997

                                      PAID TO   DEALERS'
                                      FDC       PORTION

CLASS A                               $ 263     $ 83

CLASS T                                8,746     6,997

CLASS B                                72        0 *

                                      $ 9,081   $ 7,080

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the periods, the following amounts were paid to each transfer agent:

                        THREE MONTHS ENDED OCTOBER 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 1,160        .29**

CLASS T                 FIIOC*                                 16,843        .52**

CLASS B                 FIIOC*                                 1,270         .42**

INITIAL CLASS           FSC*                                   249,064       .20**

INSTITUTIONAL CLASS     FIIOC*                                 9,273         .24**

                                                              $ 277,610

                        YEAR ENDED JULY 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 789          .22**

CLASS T                 FIIOC*                                 1,513         .14**

CLASS B                 FIIOC*                                 881           .57**

INITIAL CLASS           FSC*                                   1,028,957     .20

INSTITUTIONAL CLASS     FIIOC*                                 2,620         .21**

                                                              $ 1,034,760


* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                     FMR           THREE MONTHS       YEAR
                     EXPENSE       ENDED              ENDED
                     LIMITATIONS   OCTOBER 31, 1997   JULY 31, 1997

CLASS A               .90%         $ 8,631            $ 10,408

CLASS T              1.00%          17,704             10,413

CLASS B              1.65%          8,961              10,927

INSTITUTIONAL CLASS   .75%          9,518              12,094

                                   $ 44,814           $ 43,842

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the periods ended October 31, 1997 and July 31, 1997, the fund's custodian fees were reduced by $2,726 and $8,474, respectively, under the custodian arrangement. For the period ended July 31, 1997, Institutional Class' expenses were reduced by $629 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                             THREE  MONTHS   YEAR ENDED     YEAR ENDED
                             ENDED           JULY 31,       JULY 31,
                             OCTOBER 31,
                              1997            1997 A         1996

CLASS A

FROM NET INVESTMENT INCOME   $ 24,437        $ 21,750       $ -

FROM NET REALIZED GAIN        11,558          -              -

TOTAL                        $ 35,995        $ 21,750       $ -

CLASS T

FROM NET INVESTMENT INCOME   $ 197,984       $ 64,445       $ -

FROM NET REALIZED GAIN        92,775          -              -

TOTAL                        $ 290,759       $ 64,445       $ -

CLASS B

FROM NET INVESTMENT INCOME   $ 15,690        $ 8,241        $ -

FROM NET REALIZED GAIN        7,487           -              -

TOTAL                        $ 23,177        $ 8,241        $ -

INITIAL CLASS

FROM NET INVESTMENT INCOME   $ 7,870,955     $ 32,474,399   $ 31,178,449

FROM NET REALIZED GAIN        3,640,130       5,039,533      4,055,960

TOTAL                        $ 11,511,085    $ 37,513,932   $ 35,234,409

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME   $ 240,336       $ 80,890       $ -

FROM NET REALIZED GAIN        98,898          -              -

TOTAL                        $ 339,234       $ 80,890       $ -

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                      SHARES                                         DOLLARS

                      THREE          YEAR ENDED      YEAR ENDED      THREE            YEAR ENDED       YEAR ENDED
                      MONTHS         JULY 31,        JULY 31,        MONTHS           JULY 31,         JULY 31,
                      ENDED                                          ENDED
                      OCTOBER 31,                                    OCTOBER 31,

                      1997           1997 A          1996            1997             1997 A           1996

CLASS A                3,210          141,575         -              $ 35,261         $ 1,531,983      $ -
SHARES SOLD

REINVESTMENT OF        3,274          1,989           -               35,846           21,750           -
DISTRIBUTIONS

SHARES REDEEMED        (531)          -               -               (5,834)          -                -

NET INCREASE           5,953          143,564         -              $ 65,273         $ 1,553,733      $ -
(DECREASE)

CLASS T                312,588        1,114,285       -              $ 3,429,256      $ 12,183,453     $ -
SHARES SOLD

REINVESTMENT OF        25,415         5,597           -               278,358          61,712           -
DISTRIBUTIONS

SHARES REDEEMED        (112,534)      (16,202)        -               (1,233,884)      (177,848)        -

NET INCREASE           225,469        1,103,680       -              $ 2,473,730      $ 12,067,317     $ -
(DECREASE)

CLASS B                68,692         73,891          -              $ 753,079        $ 801,025        $ -
SHARES SOLD

REINVESTMENT OF        1,666          687             -               18,237           7,506            -
DISTRIBUTIONS

SHARES REDEEMED        (890)          -               -               (9,750)          -                -

NET INCREASE           69,468         74,578          -              $ 761,566        $ 808,531        $ -
(DECREASE)

INITIAL CLASS          1,426,619      14,636,021      24,584,693     $ 15,655,743     $ 158,564,289    $ 268,954,246
SHARES SOLD

REINVESTMENT OF        854,187        2,769,613       2,644,498       9,354,223        29,925,102       28,910,230
DISTRIBUTIONS

SHARES REDEEMED        (3,241,358)    (16,911,618)    (20,139,279)    (35,550,337)     (183,183,589)    (219,915,312)

NET INCREASE           (960,552)      494,016         7,089,912      $ (10,540,371)   $ 5,305,802      $ 77,949,164
(DECREASE)

INSTITUTIONAL CLASS

SHARES SOLD            671,412        1,216,421       -              $ 7,350,245      $ 13,282,379     $ -

REINVESTMENT OF        11,919         3,516           -               130,486          38,560           -
DISTRIBUTIONS

SHARES REDEEMED        (86,048)       (26,465)        -               (944,245)        (290,779)        -

NET INCREASE           597,283        1,193,472       -              $ 6,536,486      $ 13,030,160     $ -
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:
      THREE MONTHS ENDED   YEAR ENDED
      OCTOBER 31, 1997     JULY 31, 1997 A

CLASS A                $ 8,436    $ 10,398

CLASS T                 8,595      11,098

CLASS B                 8,436      10,398

INITIAL CLASS           9,412      31,365

INSTITUTIONAL CLASS     9,165      12,152

                       $ 44,044   $ 75,411

A REGISTRATION FEES FOR CLASS A, T, B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1997, the results of its operations for the three month period then ended, and the year ended July 31, 1997, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 15, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Initial Class 12/15/97 12/12/97 - $.03






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST THREE MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     14   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1997                           PAST 1   PAST 5   PAST 10
                                                         YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS   8.75%    47.15%   136.96%

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES               9.12%    42.15%   146.58%

SALOMON BROTHERS MORTGAGE INDEX                          8.91%    42.38%   147.96%

U.S. MORTGAGE FUNDS AVERAGE                              8.14%    34.84%   118.63%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of both the Lehman Brothers Mortgage-Backed Securities Index and the Salomon Brothers Mortgage Index - market capitalization weighted indices of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1997                           PAST 1   PAST 5   PAST 10
                                                         YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS   8.75%    8.03%    9.01%

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES               9.12%    7.29%    9.44%

SALOMON BROTHERS MORTGAGE INDEX                          8.91%    7.32%    9.51%

U.S. MORTGAGE FUNDS AVERAGE                              8.14%    6.14%    8.12%


AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971128 142609 S00000000000001
             FA Mortgage Sec -CL I       SB Mortgage
             00240                       SB005
  1987/10/31      10000.00                    10000.00
  1987/11/30      10095.37                    10140.97
  1987/12/31      10223.10                    10259.06
  1988/01/31      10566.90                    10657.22
  1988/02/29      10680.85                    10785.06
  1988/03/31      10617.55                    10705.21
  1988/04/30      10551.84                    10638.47
  1988/05/31      10507.96                    10615.23
  1988/06/30      10718.25                    10882.17
  1988/07/31      10692.79                    10848.80
  1988/08/31      10706.36                    10871.67
  1988/09/30      10921.69                    11130.36
  1988/10/31      11126.37                    11383.80
  1988/11/30      10979.26                    11220.34
  1988/12/31      10909.80                    11162.22
  1989/01/31      11107.75                    11372.17
  1989/02/28      11048.94                    11285.94
  1989/03/31      11070.77                    11288.94
  1989/04/30      11275.13                    11488.02
  1989/05/31      11541.98                    11865.18
  1989/06/30      11821.31                    12166.99
  1989/07/31      12032.97                    12455.67
  1989/08/31      11905.88                    12271.96
  1989/09/30      11957.86                    12357.44
  1989/10/31      12195.03                    12646.12
  1989/11/30      12312.54                    12782.96
  1989/12/31      12397.41                    12854.20
  1990/01/31      12283.20                    12761.22
  1990/02/28      12365.02                    12812.96
  1990/03/31      12374.73                    12865.07
  1990/04/30      12267.69                    12745.47
  1990/05/31      12624.35                    13133.13
  1990/06/30      12807.36                    13350.20
  1990/07/31      12993.49                    13577.03
  1990/08/31      12959.12                    13465.30
  1990/09/30      13028.30                    13574.40
  1990/10/31      13161.76                    13716.87
  1990/11/30      13449.76                    14022.79
  1990/12/31      13681.76                    14254.11
  1991/01/31      13823.73                    14462.19
  1991/02/28      13912.24                    14554.04
  1991/03/31      14005.81                    14660.14
  1991/04/30      14157.43                    14813.11
  1991/05/31      14231.03                    14941.33
  1991/06/30      14266.62                    14957.45
  1991/07/31      14471.53                    15210.14
  1991/08/31      14748.08                    15489.07
  1991/09/30      14978.32                    15786.75
  1991/10/31      15155.37                    16030.82
  1991/11/30      15248.02                    16140.67
  1991/12/31      15544.23                    16484.83
  1992/01/31      15469.45                    16317.25
  1992/02/29      15623.38                    16470.59
  1992/03/31      15515.41                    16397.86
  1992/04/30      15660.87                    16547.82
  1992/05/31      15919.36                    16854.87
  1992/06/30      16088.03                    17060.70
  1992/07/31      16060.42                    17196.79
  1992/08/31      16164.30                    17428.49
  1992/09/30      16265.78                    17563.45
  1992/10/31      16104.03                    17415.74
  1992/11/30      16181.87                    17487.72
  1992/12/31      16391.86                    17700.67
  1993/01/31      16541.41                    17944.36
  1993/02/28      16683.08                    18110.07
  1993/03/31      16792.03                    18218.42
  1993/04/30      16909.26                    18341.39
  1993/05/31      16959.32                    18425.37
  1993/06/30      17166.21                    18604.58
  1993/07/31      17260.57                    18681.81
  1993/08/31      17292.71                    18758.67
  1993/09/30      17330.49                    18774.79
  1993/10/31      17361.32                    18837.78
  1993/11/30      17325.03                    18804.41
  1993/12/31      17492.24                    18945.75
  1994/01/31      17653.33                    19136.21
  1994/02/28      17560.24                    19016.61
  1994/03/31      17361.23                    18547.59
  1994/04/30      17285.18                    18430.62
  1994/05/31      17432.32                    18492.86
  1994/06/30      17521.55                    18447.12
  1994/07/31      17801.64                    18807.03
  1994/08/31      17881.40                    18845.65
  1994/09/30      17687.58                    18593.33
  1994/10/31      17723.50                    18588.46
  1994/11/30      17705.82                    18521.73
  1994/12/31      17831.87                    18675.06
  1995/01/31      18169.00                    19093.09
  1995/02/28      18575.76                    19579.72
  1995/03/31      18654.59                    19659.58
  1995/04/30      18948.70                    19923.14
  1995/05/31      19544.90                    20568.74
  1995/06/30      19694.00                    20677.84
  1995/07/31      19738.73                    20719.08
  1995/08/31      19982.29                    20909.16
  1995/09/30      20188.86                    21096.24
  1995/10/31      20413.44                    21290.44
  1995/11/30      20639.46                    21540.13
  1995/12/31      20866.84                    21806.70
  1996/01/31      21037.68                    21973.91
  1996/02/29      20903.63                    21799.57
  1996/03/31      20827.80                    21725.72
  1996/04/30      20784.38                    21625.24
  1996/05/31      20703.91                    21597.12
  1996/06/30      20989.63                    21872.68
  1996/07/31      21064.58                    21959.66
  1996/08/31      21059.93                    21963.41
  1996/09/30      21393.24                    22332.70
  1996/10/31      21789.08                    22766.47
  1996/11/30      22125.71                    23079.89
  1996/12/31      22000.95                    22977.92
  1997/01/31      22138.64                    23172.87
  1997/02/28      22210.81                    23197.99
  1997/03/31      22001.71                    23006.04
  1997/04/30      22346.25                    23355.83
  1997/05/31      22566.06                    23573.65
  1997/06/30      22829.90                    23845.09
  1997/07/31      23221.28                    24286.36
  1997/08/31      23195.07                    24242.87
  1997/09/30      23446.26                    24531.92
  1997/10/31      23696.38                    24657.67
IMATRL PRASUN   SHR__CHT 19971031 19971128 142614 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,696 - a 136.96% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,658 - a 146.58% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index rather than the Salomon Brothers Mortgage Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,

                                   1997    1996    1995     1994     1993

DIVIDEND RETURN                    6.58%   6.66%   7.86%    5.61%    6.48%

CAPITAL APPRECIATION RETURN        2.17%   0.08%    7.32%   -3.52%   1.33%

TOTAL RETURN                       8.75%   6.74%   15.18%   2.09%    7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997   PAST 1        PAST 6         LIFE OF
                                 MONTH         MONTHS         CLASS

DIVIDENDS PER SHARE              5.68(CENTS)   34.20(CENTS)   45.12(CENTS)

ANNUALIZED DIVIDEND RATE         6.10%         6.21%          6.23%

30-DAY ANNUALIZED YIELD          N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.97 over the past one month, $10.93 over the past six months, and $10.88 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary
nemesis - rising inflation -
remained in check throughout
most of the 12 months that ended
October 31, 1997, translating into
a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during
the period. Through the first half of
the period, bonds suffered from the
perception of an accelerating
economy and, in turn, that
inflation would make an
appearance. The Federal Reserve
Board raised a key short-term
interest rate in March, in an
attempt to curb any potential hints of
inflation. For the most part, though,
investors had been anticipating this
hike. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of these
gains evaporated in August - as
inflation fears cropped up again -
a strong September and October
helped ease the pain. The bond
market attracted wary stock
investors in October, as the U.S.
equity market stumbled due to
overseas developments. Treasuries,
in particular, performed well
toward the end of the period.
Relative interest-rate stability
provided a fairly positive backdrop
for mortgage-backed securities, as
the Lehman Brothers
Mortgage-Backed Securities Index
returned 9.12% over the 12-month
period. Sustained economic growth
and demand for higher yields
helped corporate bonds, as the
Lehman Brothers Corporate Bond
Index returned 9.25% over the
same period.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares returned 8.75%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 8.14%, and the Lehman Brothers Mortgage-Backed Securities Index returned 9.12%.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST 12 MONTHS?
A. For the first nine months of the period, the mortgage market benefited from a period of relatively stable interest rates. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts investors in mortgage-backed securities because they might be forced to reinvest at a lower interest rate. On the other hand, when interest rates are as steady as they have been lately, the risk for prepayments declines. Therefore, the mortgage sector was one of the best-performing categories of the bond market. However, as interest rates began to decline in July, the mortgage sector had difficulty keeping pace with U.S. Treasuries as a result of increased prepayment concerns.
Q. HOW HAS THE MORTGAGE SECTOR PERFORMED COMPARED TO THE CORPORATE SECTOR OVER THE PAST THREE MONTHS?
A. Investors sold corporate bonds because they were nervous about credit risk, or the risk that a bond might not be paid, because of cash flow concerns. In contrast, agency mortgage-backed securities, such as those issued by the Federal National Mortgage Association, or Fannie Mae, are not subject to credit risk because they are implicitly backed by the U.S. government. Investors seemed more comfortable buying these types of securities in the nervous credit market environment we saw at the end of October.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. The additional yield that mortgage-backed securities typically provide investors over comparable Treasuries became relatively narrow during the period. In turn, as interest rates declined, the risk that prepayments would hurt returns increased, so my question was, why take the risk? In response, I maintained the fund's overweighted position versus the index in mortgage-backed securities that I felt would provide better prepayment protection as interest rates change. These included discount mortgage-backed securities - or bonds selling below their redemption values - such as 15-year Fannie Maes at 5.5% or 6%, which are less sensitive to prepayments.
Q. AT THE END OF JULY, YOU SAID THAT COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) PERFORMED WELL. WAS THAT STILL THE CASE IN THE PAST THREE MONTHS?
A. No. In the third quarter of 1997, many new CMBS issues came to market, and the higher supply began to dampen prices. Also, since CMBS paper tends to have a similar cash-flow structure to corporate bonds, its yield advantage over Treasuries suffered in sympathy with corporate bonds when corporates began to underperform.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. During the first half of the 12-month period, the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. When the market goes through its most dramatic changes, the fund can use its value-driven, bottom-up security selection process to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in such a tight range relative to Treasuries, there aren't many changes in values or prepayment options to affect the cash flow of bonds. In that case, it is difficult to differentiate the fund's returns. Toward the end of the period, we saw a little bit more volatility in pricing, but not as much as I would've liked to have seen.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. The next six months will be totally dependent on the direction of interest rates. If the markets rally and interest rates fall further, there will be a significant number of prepayments and the mortgage market should dramatically underperform Treasuries. On the other hand, if the yield on the 10-year Treasury bond moves into a range of 6.25% to 6.50%, the mortgage market should outperform as more investors allocate money to the sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"Each new mortgage-backed security
is issued at the current interest rate.
For each interest-rate environment,
the market assumes that homeowners
will pay off their mortgage at a specific speed. If interest rates decline from the point of purchase, that mortgage security now carries a higher interest rate than the current market rate, making it more attractive and increasing its price. However, because that security has a higher interest rate than the new current rate, the market assumes that the mortgage holder will pay off the loan at a faster rate than what was originally anticipated. That's because homeowners are more likely to refinance a mortgage with a higher rate than a mortgage with a lower rate. As a result of the faster payoff of principal on the mortgage security, the price increase will be smaller than if the pay-off rate was unchanged from its original assumption.
"Conversely, if interest rates rise, the mortgage-backed security will carry an interest rate that is below the current interest rate. In the higher interest-rate environment, the market will anticipate that homeowners will be slower to pay off their relatively low interest-rate mortgage. This means that the bond holders' mortgage-backed security will be outstanding for a longer period of time, which, along with a less attractive interest rate, pushes the security's price lower.
"Remember, the price of a bond always
moves in the opposite direction of its
yield. Investors buying
mortgage-backed securities are
willing to expose themselves to
relatively weak price performance in
exchange for a higher yield."
FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31, 1997,
more than $531 million
MANAGER: Thomas Silvia, since
October 1997; co-managed
since February 1997; joined
Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
              % OF FUND'S    % OF FUND'S INVESTMENTS
              INVESTMENTS    AS OF JULY 31, 1997

 LESS THAN     0.1            0.1
5%

 5 -           0.8            4.7
 5.99%

 6 -           31.7           25.7
 6.99%

 7 -           43.4           27.0
 7.99%

 8 -           9.0            20.2
 8.99%

 9 -           7.2            6.6
 9.99%

10 -           3.8            3.5
10.99%

11% AND        2.6            2.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    5.8    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    2.8    3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 46.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 5.0
ROW: 1, COL: 4, VALUE: 2.0
MORTGAGE-BACKED
SECURITIES  87.3%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 2.8%
SHORT-TERM
INVESTMENTS 9.9%
MORTGAGE-BACKED
SECURITIES  91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 44.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 10.0
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 91.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.0%
5%, 7/1/10 $ 3,953,618 $ 3,750,995
6 1/2%, 1/1/24 to 7/1/24  4,343,335  4,294,472
7%, 5/1/99 to 11/1/12  99,980,981  101,428,855
7 1/2%, 3/1/27 to 5/1/27  368,239  376,406
8%, 10/1/07 to 12/1/18  734,600  763,235
8 1/2%, 11/1/03 to 1/1/20  3,115,133  3,278,713
9%, 9/1/08 to 5/1/21  11,211,236  12,020,757
10%, 1/1/09 to 5/1/19  2,252,569  2,458,336
10 1/2%, 8/1/10 to 12/1/20  2,550,061  2,837,252
11 1/2%, 4/1/12  107,016  119,380
11 3/4%, 6/1/11  69,165  79,183
12 1/4%, 6/1/14 to 7/1/15  312,291  363,786
12 1/2%, 5/1/12 to 4/1/15  1,176,910  1,367,246
12 3/4%, 6/1/05 to 3/1/15  195,427  222,555
13%, 1/1/11 to 6/1/15  1,800,561  2,134,309
  135,495,480
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 38.0%
5 1/2%, 11/1/08 to 5/1/26  39,049  37,863
6%, 4/1/00 to 5/1/26   73,696,988  71,985,192
6 1/2%, 9/1/10 to 4/1/26  55,554,238  54,884,126
7%, 2/1/24 to 11/1/27  43,738,183  43,915,921
7 1/2%, 3/1/22 to 12/1/22  3,400,698  3,497,875
8%, 1/1/07 to 7/1/08  112,291  115,279
8 1/4%, 1/1/13   128,730  134,151
8 1/2%, 11/1/03 to 11/1/18  1,916,301  1,992,828
8 3/4%, 11/1/08 to 7/1/09  266,848  278,940
9%, 1/1/08 to 2/1/13  964,676  1,011,128
9 1/2%, 5/1/07 to 8/1/22  7,899,936  8,409,597
11%, 12/1/02 to 8/1/10  2,553,369  2,823,729
12 1/4%, 5/1/13 to 6/1/15  513,066  596,201
12 1/2%, 10/1/13 to 3/1/16  681,993  800,376
12 3/4%, 6/1/13 to 7/1/15  356,592  420,968
13 1/2%, 9/1/13 to 12/1/14  191,058  230,268
14%, 5/1/12 to 11/1/14  63,775  77,582
  191,212,024
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.7%
7%, 10/15/22 to 11/15/23 $ 3,583,348 $ 3,613,668
7 1/2%, 7/15/05 to 10/15/27  60,463,273  61,915,331
8%, 4/15/02 to 7/15/27  30,069,845  31,230,350
8 1/2%, 7/15/16 to 8/15/27  7,388,247  7,776,183
9%, 10/15/04 to 4/15/18  5,945,992  6,390,065
9 1/2%, 6/15/09 to 7/15/22  5,099,639  5,522,448
10%, 12/15/17 to 1/15/26  11,071,393  12,332,155
10 1/2%, 1/15/98 to 2/15/18  1,363,023  1,506,600
11%, 1/15/10 to 9/15/19  2,857,536  3,264,637
11 1/2%, 10/15/10 to 7/15/18  97,713  111,878
13%, 10/15/13  103,998  124,537
13 1/2%, 7/15/11 to 10/15/14  96,620  116,240
  133,904,092
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $450,249,906)   460,611,596
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation sequential
pay Series 1353 Class A, 5 1/2%, 11/15/04
(Cost $105,567)  113,304  112,772
COMMERCIAL MORTGAGE SECURITIES - 6.8%
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  7,359,318  7,371,240
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02  3,192,522
2,988,999
 floater Series 1997-C1 Class C, 6.10625%, 7/25/00 (b)(c)  15,945,042
15,945,042
 Series 1997-NI Class C, 6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. Series 1994-C1 Class C, 9.20%, 9/18/99 (a)  3,280,000
2,984,800
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,734,698)   34,290,081
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81%, 9/18/99 (d) (Cost $668,924) $ 51,554,000 $ 547,761
CASH EQUIVALENTS - 1.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 7,064,342  7,061,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $490,820,095)  $ 502,623,210
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc. Series
1994-C1 Class C,
9.20%, 9/18/99 8/11/94 $ 2,132,820

2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,945,042 or 3.9% of net assets.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $490,970,694. Net unrealized appreciation aggregated $11,652,516, of which $12,062,990 related to appreciated investment securities and $410,474 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                    $ 502,623,210
AGREEMENTS OF $7,061,000) (COST $490,820,095) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                         267

RECEIVABLE FOR INVESTMENTS SOLD                                              88,779,118

INTEREST RECEIVABLE                                                          2,960,715

PREPAID EXPENSES                                                             29,322

 TOTAL ASSETS                                                                594,392,632

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 60,989,150

PAYABLE FOR FUND SHARES REDEEMED                              667,450

DISTRIBUTIONS PAYABLE                                         484,887

ACCRUED MANAGEMENT FEE                                        180,095

DISTRIBUTION FEES PAYABLE                                     4,277

OTHER PAYABLES AND ACCRUED EXPENSES                           161,162

 TOTAL LIABILITIES                                                           62,487,021

NET ASSETS                                                                  $ 531,905,611

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 519,049,272

UNDISTRIBUTED NET INVESTMENT INCOME                                          290,731

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                           762,493
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    11,803,115

NET ASSETS                                                                  $ 531,905,611


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.02
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,647,881 (DIVIDED BY) 149,517 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.02)             $11.57

CLASS T:                                                           $11.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($14,648,711 (DIVIDED BY) 1,329,149 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.02)             $11.42

CLASS B:                                                           $11.02
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,586,853 (DIVIDED BY) 144,046 SHARES) A

INITIAL CLASS:                                                     $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($494,303,671 (DIVIDED BY) 44,836,143 SHARES)

INSTITUTIONAL CLASS:                                               $11.01
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($19,718,495 (DIVIDED BY) 1,790,755 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
      THREE MONTHS             YEAR ENDED
      ENDED                    JULY 31, 1997
      OCTOBER 31, 1997

INVESTMENT INCOME                        $ 9,425,840   $ 35,932,141
INTEREST

EXPENSES

MANAGEMENT FEE                            578,471       2,273,788

TRANSFER AGENT FEES                       277,610       1,034,760

DISTRIBUTION FEES                         11,398        4,506

ACCOUNTING FEES AND EXPENSES              52,896        208,321

NON-INTERESTED TRUSTEES' COMPENSATION     547           9,585

CUSTODIAN FEES AND EXPENSES               26,149        79,667

REGISTRATION FEES                         44,044        75,411

AUDIT                                     22,118        83,730

LEGAL                                     1,057         17,684

MISCELLANEOUS                             -             4,396

 TOTAL EXPENSES BEFORE REDUCTIONS         1,014,290     3,791,848

 EXPENSE REDUCTIONS                       (47,540)      (52,945)

TOTAL EXPENSES AFTER REDUCTIONS           966,750       3,738,903


NET INVESTMENT INCOME                                 8,459,090      32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                   1,110,586      4,296,274
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION                 1,347,376      14,164,021
(DEPRECIATION) ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                       2,457,962      18,460,295

NET INCREASE (DECREASE) IN NET ASSETS                $ 10,917,052   $ 50,653,533
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      THREE MONTHS       YEAR ENDED   YEAR ENDED
      ENDED              JULY 31,     JULY 31,
      OCTOBER 31, 1997   1997         1996


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                   $ 8,459,090     $ 32,193,238    $ 31,763,051
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                     1,110,586       4,296,274       8,694,701

 CHANGE IN NET UNREALIZED                     1,347,376       14,164,021      (11,251,245)
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS        10,917,052      50,653,533      29,206,507
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                 (8,349,402)     (32,649,725)    (31,178,449)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                       (3,850,848)     (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                          (12,200,250)    (37,689,258)    (35,234,409)

SHARE TRANSACTIONS - NET                      (703,316)       32,765,543      77,949,164
INCREASE (DECREASE)

 TOTAL INCREASE (DECREASE)  IN NET ASSETS     (1,986,514)     45,729,818      71,921,262

NET ASSETS

 BEGINNING OF PERIOD                          533,892,125     488,162,307     416,241,045

 END OF PERIOD (INCLUDING                    $ 531,905,611   $ 533,892,125   $ 488,162,307
UNDISTRIBUTED NET INVESTMENT INCOME
OF $290,731,  $230,506 AND
$922,675, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .170        .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048        .224

 TOTAL FROM INVESTMENT OPERATIONS                        .218        .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.168)      (.272)

 FROM NET REALIZED GAIN                                  (.080)      -

 TOTAL DISTRIBUTIONS                                     (.248)      (.272)

NET ASSET VALUE, END OF PERIOD                          $ 11.020    $ 11.050

TOTAL RETURN B, C                                        2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,648     $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% A,     .90% A,
                                                        D           D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.18% A     6.09% A

PORTFOLIO TURNOVER RATE                                  125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .167         .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048         .233

 TOTAL FROM INVESTMENT OPERATIONS                        .215         .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.165)       (.268)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.245)       (.268)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.050

TOTAL RETURN B, C                                        1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 14,649     $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.00% A,     1.00% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.10% A      5.99% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.040     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .142         .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .065         .214

 TOTAL FROM INVESTMENT OPERATIONS                        .207         .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.147)       (.238)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.227)       (.238)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.040

TOTAL RETURN B, C                                        1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,587      $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.65% A,     1.65% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.32% A      5.34% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      THREE MONTHS    YEARS ENDED JULY 31,
      ENDED
      OCTOBER 31,

      1997            1997                   1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910    $ 10.830
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .176 D      .678 D      .729        .772        .570        .788

 NET REALIZED AND               .047        .391        (.015)      .325        (.242)      (.007)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          .223        1.069       .714        1.097       .328        .781
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.173)      (.689)      (.724)      (.737)      (.588)      (.701)
 INCOME

 FROM NET REALIZED GAIN         (.080)      (.110)      (.100)      -           (.040)      -

 IN EXCESS OF NET               -           -           -           (.050)      (.030)      -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (.253)      (.799)      (.824)      (.787)      (.658)      (.701)

NET ASSET VALUE,               $ 11.020    $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910
END OF PERIOD

TOTAL RETURN B                  2.05%       10.34%      6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 494,304   $ 506,113   $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 OMITTED)

RATIO OF EXPENSES TO            .72% A      .73%        .74%        .77%        .79%        .76%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .72% A      .73%        .73%        .77%        .79%        .76%
AVERAGE NET ASSETS AFTER                               E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         6.36% A     6.26%       6.75%       7.37%       6.73%       7.18%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         125% A      149%        221%        329%        563%        278%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 F


SELECTED PER-SHARE DATA G

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.040    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .172        .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .050        .226

 TOTAL FROM INVESTMENT OPERATIONS                                    .222        .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.172)      (.279)

 FROM NET REALIZED GAIN                                              (.080)      -

 TOTAL DISTRIBUTIONS                                                 (.252)      (.279)

NET ASSET VALUE, END OF PERIOD                                      $ 11.010    $ 11.040

TOTAL RETURN B, C                                                    2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 19,718    $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .75% A,     .75% A,
                                                                    D            D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .75% A      .70% A,
                                                                                 E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.35% A     6.29% A

PORTFOLIO TURNOVER RATE                                              125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. On January 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to October 31. Accordingly, the financial statements of the fund are presented for the three-month period ended October 31, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,984,800 or 0.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $167,373,838 and $198,818,860, respectively, of which U.S. government and government agency obligations aggregated $151,373,838 and $193,397,514, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1997 and July 31, 1997, the management fee was equivalent to an annualized rate of .44% and an annual rate of .44%, respectively, of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the periods, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           THREE MONTHS ENDED OCTOBER 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 600                                 $ 600

CLASS T     8,099                                 8,099

CLASS B     2,699                                 749

           $ 11,398                              $ 9,448

           YEAR ENDED JULY 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 530                                 $ 530

CLASS T     2,602                                 2,602

CLASS B     1,374                                 380

           $ 4,506                               $ 3,512

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
THREE MONTHS ENDED OCTOBER 31, 1997

                                      PAID TO   DEALERS'
                                      FDC       PORTION

CLASS A                               $ 263     $ 83

CLASS T                                8,746     6,997

CLASS B                                72        0 *

                                      $ 9,081   $ 7,080

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the periods, the following amounts were paid to each transfer agent:

                        THREE MONTHS ENDED OCTOBER 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 1,160        .29**

CLASS T                 FIIOC*                                 16,843        .52**

CLASS B                 FIIOC*                                 1,270         .42**

INITIAL CLASS           FSC*                                   249,064       .20**

INSTITUTIONAL CLASS     FIIOC*                                 9,273         .24**

                                                              $ 277,610

                        YEAR ENDED JULY 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 789          .22**

CLASS T                 FIIOC*                                 1,513         .14**

CLASS B                 FIIOC*                                 881           .57**

INITIAL CLASS           FSC*                                   1,028,957     .20

INSTITUTIONAL CLASS     FIIOC*                                 2,620         .21**

                                                              $ 1,034,760


* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                      FMR           THREE MONTHS       YEAR
                      EXPENSE       ENDED              ENDED
                      LIMITATIONS   OCTOBER 31, 1997   JULY 31, 1997

CLASS A                .90%         $ 8,631            $ 10,408

CLASS T               1.00%          17,704             10,413

CLASS B               1.65%          8,961              10,927

INSTITUTIONAL CLASS    .75%          9,518              12,094

                                    $ 44,814           $ 43,842

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the periods ended October 31, 1997 and July 31, 1997, the fund's custodian fees were reduced by $2,726 and $8,474, respectively, under the custodian arrangement. For the period ended July 31, 1997, Institutional Class' expenses were reduced by $629 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                             THREE  MONTHS   YEAR ENDED     YEAR ENDED
                             ENDED           JULY 31,       JULY 31,
                             OCTOBER 31,

                             1997            1997 A         1996

CLASS A

FROM NET INVESTMENT INCOME   $ 24,437        $ 21,750       $ -

FROM NET REALIZED GAIN        11,558          -              -

TOTAL                        $ 35,995        $ 21,750       $ -

CLASS T

FROM NET INVESTMENT INCOME   $ 197,984       $ 64,445       $ -

FROM NET REALIZED GAIN        92,775          -              -

TOTAL                        $ 290,759       $ 64,445       $ -

CLASS B

FROM NET INVESTMENT INCOME   $ 15,690        $ 8,241        $ -

FROM NET REALIZED GAIN        7,487           -              -

TOTAL                        $ 23,177        $ 8,241        $ -

INITIAL CLASS

FROM NET INVESTMENT INCOME   $ 7,870,955     $ 32,474,399   $ 31,178,449

FROM NET REALIZED GAIN        3,640,130       5,039,533      4,055,960

TOTAL                        $ 11,511,085    $ 37,513,932   $ 35,234,409

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME   $ 240,336       $ 80,890       $ -

FROM NET REALIZED GAIN        98,898          -              -

TOTAL                        $ 339,234       $ 80,890       $ -

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                      SHARES                                         DOLLARS

                      THREE          YEAR ENDED      YEAR ENDED      THREE            YEAR ENDED       YEAR ENDED
                      MONTHS         JULY 31,        JULY 31,        MONTHS           JULY 31,         JULY 31,
                      ENDED                                          ENDED
                      OCTOBER 31,                                    OCTOBER 31,

                      1997           1997 A          1996            1997             1997 A           1996

CLASS A                3,210          141,575         -              $ 35,261         $ 1,531,983      $ -
SHARES SOLD

REINVESTMENT OF        3,274          1,989           -               35,846           21,750           -
DISTRIBUTIONS

SHARES REDEEMED        (531)          -               -               (5,834)          -                -

NET INCREASE           5,953          143,564         -              $ 65,273         $ 1,553,733      $ -
(DECREASE)

CLASS T                312,588        1,114,285       -              $ 3,429,256      $ 12,183,453     $ -
SHARES SOLD

REINVESTMENT OF        25,415         5,597           -               278,358          61,712           -
DISTRIBUTIONS

SHARES REDEEMED        (112,534)      (16,202)        -               (1,233,884)      (177,848)        -

NET INCREASE           225,469        1,103,680       -              $ 2,473,730      $ 12,067,317     $ -
(DECREASE)

CLASS B                68,692         73,891          -              $ 753,079        $ 801,025        $ -
SHARES SOLD

REINVESTMENT OF        1,666          687             -               18,237           7,506            -
DISTRIBUTIONS

SHARES REDEEMED        (890)          -               -               (9,750)          -                -

NET INCREASE           69,468         74,578          -              $ 761,566        $ 808,531        $ -
(DECREASE)

INITIAL CLASS          1,426,619      14,636,021      24,584,693     $ 15,655,743     $ 158,564,289    $ 268,954,246
SHARES SOLD

REINVESTMENT OF        854,187        2,769,613       2,644,498       9,354,223        29,925,102       28,910,230
DISTRIBUTIONS

SHARES REDEEMED        (3,241,358)    (16,911,618)    (20,139,279)    (35,550,337)     (183,183,589)    (219,915,312)

NET INCREASE           (960,552)      494,016         7,089,912      $ (10,540,371)   $ 5,305,802      $ 77,949,164
(DECREASE)

INSTITUTIONAL CLASS

SHARES SOLD            671,412        1,216,421       -              $ 7,350,245      $ 13,282,379     $ -

REINVESTMENT OF        11,919         3,516           -               130,486          38,560           -
DISTRIBUTIONS

SHARES REDEEMED        (86,048)       (26,465)        -               (944,245)        (290,779)        -

NET INCREASE           597,283        1,193,472       -              $ 6,536,486      $ 13,030,160     $ -
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:
      THREE MONTHS ENDED   YEAR ENDED
      OCTOBER 31, 1997     JULY 31, 1997 A

CLASS A                $ 8,436    $ 10,398

CLASS T                 8,595      11,098

CLASS B                 8,436      10,398

INITIAL CLASS           9,412      31,365

INSTITUTIONAL CLASS     9,165      12,152

                       $ 44,044   $ 75,411

A REGISTRATION FEES FOR CLASS A, T, B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1997, the results of its operations for the three month period then ended, and the year ended July 31, 1997, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 15, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/15/97 12/12/97 - $.03





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST THREE MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     22   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    40   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS A    8.74%    47.12%   136.92%

ADVISOR MORTGAGE SECURITIES FUND - CLASS A    3.57%    40.13%   125.67%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES    9.12%    42.15%   146.58%

SALOMON BROTHERS MORTGAGE INDEX               8.91%    42.38%   147.96%

U.S. MORTGAGE FUNDS AVERAGE                   8.14%    34.84%   118.63%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of both the Lehman Brothers Mortgage-Backed Securities Index and the Salomon Brothers Mortgage Index - market capitalization weighted indices of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997               PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS A   8.74%    8.03%    9.01%

ADVISOR MORTGAGE SECURITIES FUND - CLASS A   3.57%    6.98%    8.48%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES   9.12%    7.29%    9.44%

SALOMON BROTHERS MORTGAGE INDEX              8.91%    7.32%    9.51%

U.S. MORTGAGE FUNDS AVERAGE                  8.14%    6.14%    8.12%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971128 142516 S00000000000001
             FA Mortgage Sec -CL A       SB Mortgage
             00237                       SB005
  1987/10/31       9525.00                    10000.00
  1987/11/30       9615.84                    10140.97
  1987/12/31       9737.50                    10259.06
  1988/01/31      10064.97                    10657.22
  1988/02/29      10173.51                    10785.06
  1988/03/31      10113.21                    10705.21
  1988/04/30      10050.63                    10638.47
  1988/05/31      10008.83                    10615.23
  1988/06/30      10209.14                    10882.17
  1988/07/31      10184.88                    10848.80
  1988/08/31      10197.81                    10871.67
  1988/09/30      10402.91                    11130.36
  1988/10/31      10597.87                    11383.80
  1988/11/30      10457.74                    11220.34
  1988/12/31      10391.58                    11162.22
  1989/01/31      10580.13                    11372.17
  1989/02/28      10524.11                    11285.94
  1989/03/31      10544.91                    11288.94
  1989/04/30      10739.56                    11488.02
  1989/05/31      10993.74                    11865.18
  1989/06/30      11259.80                    12166.99
  1989/07/31      11461.41                    12455.67
  1989/08/31      11340.35                    12271.96
  1989/09/30      11389.86                    12357.44
  1989/10/31      11615.77                    12646.12
  1989/11/30      11727.70                    12782.96
  1989/12/31      11808.54                    12854.20
  1990/01/31      11699.75                    12761.22
  1990/02/28      11777.68                    12812.96
  1990/03/31      11786.93                    12865.07
  1990/04/30      11684.98                    12745.47
  1990/05/31      12024.69                    13133.13
  1990/06/30      12199.01                    13350.20
  1990/07/31      12376.30                    13577.03
  1990/08/31      12343.56                    13465.30
  1990/09/30      12409.45                    13574.40
  1990/10/31      12536.58                    13716.87
  1990/11/30      12810.90                    14022.79
  1990/12/31      13031.88                    14254.11
  1991/01/31      13167.11                    14462.19
  1991/02/28      13251.41                    14554.04
  1991/03/31      13340.54                    14660.14
  1991/04/30      13484.95                    14813.11
  1991/05/31      13555.05                    14941.33
  1991/06/30      13588.95                    14957.45
  1991/07/31      13784.14                    15210.14
  1991/08/31      14047.55                    15489.07
  1991/09/30      14266.85                    15786.75
  1991/10/31      14435.49                    16030.82
  1991/11/30      14523.74                    16140.67
  1991/12/31      14805.88                    16484.83
  1992/01/31      14734.65                    16317.25
  1992/02/29      14881.27                    16470.59
  1992/03/31      14778.43                    16397.86
  1992/04/30      14916.98                    16547.82
  1992/05/31      15163.19                    16854.87
  1992/06/30      15323.85                    17060.70
  1992/07/31      15297.55                    17196.79
  1992/08/31      15396.50                    17428.49
  1992/09/30      15493.15                    17563.45
  1992/10/31      15339.09                    17415.74
  1992/11/30      15413.23                    17487.72
  1992/12/31      15613.25                    17700.67
  1993/01/31      15755.69                    17944.36
  1993/02/28      15890.64                    18110.07
  1993/03/31      15994.41                    18218.42
  1993/04/30      16106.07                    18341.39
  1993/05/31      16153.75                    18425.37
  1993/06/30      16350.82                    18604.58
  1993/07/31      16440.69                    18681.81
  1993/08/31      16471.31                    18758.67
  1993/09/30      16507.29                    18774.79
  1993/10/31      16536.65                    18837.78
  1993/11/30      16502.09                    18804.41
  1993/12/31      16661.36                    18945.75
  1994/01/31      16814.80                    19136.21
  1994/02/28      16726.13                    19016.61
  1994/03/31      16536.57                    18547.59
  1994/04/30      16464.13                    18430.62
  1994/05/31      16604.29                    18492.86
  1994/06/30      16689.27                    18447.12
  1994/07/31      16956.06                    18807.03
  1994/08/31      17032.03                    18845.65
  1994/09/30      16847.42                    18593.33
  1994/10/31      16881.63                    18588.46
  1994/11/30      16864.79                    18521.73
  1994/12/31      16984.86                    18675.06
  1995/01/31      17305.97                    19093.09
  1995/02/28      17693.41                    19579.72
  1995/03/31      17768.50                    19659.58
  1995/04/30      18048.63                    19923.14
  1995/05/31      18616.51                    20568.74
  1995/06/30      18758.53                    20677.84
  1995/07/31      18801.14                    20719.08
  1995/08/31      19033.13                    20909.16
  1995/09/30      19229.89                    21096.24
  1995/10/31      19443.80                    21290.44
  1995/11/30      19659.08                    21540.13
  1995/12/31      19875.66                    21806.70
  1996/01/31      20038.39                    21973.91
  1996/02/29      19910.71                    21799.57
  1996/03/31      19838.48                    21725.72
  1996/04/30      19797.12                    21625.24
  1996/05/31      19720.47                    21597.12
  1996/06/30      19992.62                    21872.68
  1996/07/31      20064.01                    21959.66
  1996/08/31      20059.59                    21963.41
  1996/09/30      20377.06                    22332.70
  1996/10/31      20754.10                    22766.47
  1996/11/30      21074.74                    23079.89
  1996/12/31      20955.91                    22977.92
  1997/01/31      21087.05                    23172.87
  1997/02/28      21155.80                    23197.99
  1997/03/31      20954.00                    23006.04
  1997/04/30      21278.71                    23355.83
  1997/05/31      21485.84                    23573.65
  1997/06/30      21734.12                    23845.09
  1997/07/31      22123.77                    24286.36
  1997/08/31      22075.52                    24242.87
  1997/09/30      22331.91                    24531.92
  1997/10/31      22567.00                    24657.67
IMATRL PRASUN   SHR__CHT 19971031 19971128 142520 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on October 31, 1987, and the current maximum 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $22,567 - a 125.67% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,658 - a 146.58% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index rather than the Salomon Brothers Mortgage Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,

                               1997    1996    1995     1994     1993
DIVIDEND RETURN                6.48%   6.66%   7.86%    5.61%    6.48%

CAPITAL APPRECIATION RETURN    2.26%   0.08%    7.32%   -3.52%   1.33%

TOTAL RETURN                   8.74%   6.74%   15.18%   2.09%    7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31,
1997                        PAST 1        PAST 6         LIFE OF
                            MONTH         MONTHS         CLASS

DIVIDENDS PER SHARE         5.54(CENTS)   33.36(CENTS)   43.97(CENTS)

ANNUALIZED DIVIDEND RATE    5.94%         6.05%          6.07%

30-DAY ANNUALIZED YIELD     N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.98 over the past one month, $10.93 over the past six months, and $10.88 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS T  8.67%    47.03%   136.78%

ADVISOR MORTGAGE SECURITIES FUND - CLASS T  4.87%    41.89%   128.50%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES  9.12%    42.15%   146.58%

SALOMON BROTHERS MORTGAGE INDEX             8.91%    42.38%   147.96%

U.S. MORTGAGE FUNDS AVERAGE                 8.14%    34.84%   118.63%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of both the Lehman Brothers Mortgage-Backed Securities Index and the Salomon Brothers Mortgage Index - market capitalization weighted indices of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997             PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS T 8.67%    8.01%    9.00%

ADVISOR MORTGAGE SECURITIES FUND - CLASS T 4.87%    7.25%    8.61%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES 9.12%    7.29%    9.44%

SALOMON BROTHERS MORTGAGE INDEX            8.91%    7.32%    9.51%

U.S. MORTGAGE FUNDS AVERAGE                8.14%    6.14%    8.12%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971128 142610 S00000000000001
             FA Mortgage Sec -CL T       SB Mortgage
             00239                       SB005
  1987/10/31       9650.00                    10000.00
  1987/11/30       9742.03                    10140.97
  1987/12/31       9865.29                    10259.06
  1988/01/31      10197.06                    10657.22
  1988/02/29      10307.02                    10785.06
  1988/03/31      10245.93                    10705.21
  1988/04/30      10182.53                    10638.47
  1988/05/31      10140.18                    10615.23
  1988/06/30      10343.11                    10882.17
  1988/07/31      10318.54                    10848.80
  1988/08/31      10331.64                    10871.67
  1988/09/30      10539.43                    11130.36
  1988/10/31      10736.95                    11383.80
  1988/11/30      10594.98                    11220.34
  1988/12/31      10527.96                    11162.22
  1989/01/31      10718.98                    11372.17
  1989/02/28      10662.22                    11285.94
  1989/03/31      10683.29                    11288.94
  1989/04/30      10880.50                    11488.02
  1989/05/31      11138.01                    11865.18
  1989/06/30      11407.56                    12166.99
  1989/07/31      11611.82                    12455.67
  1989/08/31      11489.17                    12271.96
  1989/09/30      11539.33                    12357.44
  1989/10/31      11768.20                    12646.12
  1989/11/30      11881.61                    12782.96
  1989/12/31      11963.50                    12854.20
  1990/01/31      11853.29                    12761.22
  1990/02/28      11932.24                    12812.96
  1990/03/31      11941.62                    12865.07
  1990/04/30      11838.33                    12745.47
  1990/05/31      12182.49                    13133.13
  1990/06/30      12359.10                    13350.20
  1990/07/31      12538.72                    13577.03
  1990/08/31      12505.55                    13465.30
  1990/09/30      12572.31                    13574.40
  1990/10/31      12701.10                    13716.87
  1990/11/30      12979.02                    14022.79
  1990/12/31      13202.90                    14254.11
  1991/01/31      13339.90                    14462.19
  1991/02/28      13425.31                    14554.04
  1991/03/31      13515.61                    14660.14
  1991/04/30      13661.92                    14813.11
  1991/05/31      13732.94                    14941.33
  1991/06/30      13767.28                    14957.45
  1991/07/31      13965.03                    15210.14
  1991/08/31      14231.90                    15489.07
  1991/09/30      14454.08                    15786.75
  1991/10/31      14624.93                    16030.82
  1991/11/30      14714.34                    16140.67
  1991/12/31      15000.18                    16484.83
  1992/01/31      14928.02                    16317.25
  1992/02/29      15076.56                    16470.59
  1992/03/31      14972.37                    16397.86
  1992/04/30      15112.74                    16547.82
  1992/05/31      15362.18                    16854.87
  1992/06/30      15524.95                    17060.70
  1992/07/31      15498.30                    17196.79
  1992/08/31      15598.55                    17428.49
  1992/09/30      15696.48                    17563.45
  1992/10/31      15540.39                    17415.74
  1992/11/30      15615.50                    17487.72
  1992/12/31      15818.15                    17700.67
  1993/01/31      15962.46                    17944.36
  1993/02/28      16099.18                    18110.07
  1993/03/31      16204.31                    18218.42
  1993/04/30      16317.43                    18341.39
  1993/05/31      16365.75                    18425.37
  1993/06/30      16565.40                    18604.58
  1993/07/31      16656.45                    18681.81
  1993/08/31      16687.47                    18758.67
  1993/09/30      16723.92                    18774.79
  1993/10/31      16753.67                    18837.78
  1993/11/30      16718.65                    18804.41
  1993/12/31      16880.01                    18945.75
  1994/01/31      17035.46                    19136.21
  1994/02/28      16945.63                    19016.61
  1994/03/31      16753.59                    18547.59
  1994/04/30      16680.20                    18430.62
  1994/05/31      16822.19                    18492.86
  1994/06/30      16908.29                    18447.12
  1994/07/31      17178.58                    18807.03
  1994/08/31      17255.55                    18845.65
  1994/09/30      17068.52                    18593.33
  1994/10/31      17103.18                    18588.46
  1994/11/30      17086.11                    18521.73
  1994/12/31      17207.76                    18675.06
  1995/01/31      17533.09                    19093.09
  1995/02/28      17925.61                    19579.72
  1995/03/31      18001.68                    19659.58
  1995/04/30      18285.49                    19923.14
  1995/05/31      18860.83                    20568.74
  1995/06/30      19004.71                    20677.84
  1995/07/31      19047.87                    20719.08
  1995/08/31      19282.91                    20909.16
  1995/09/30      19482.25                    21096.24
  1995/10/31      19698.97                    21290.44
  1995/11/30      19917.08                    21540.13
  1995/12/31      20136.50                    21806.70
  1996/01/31      20301.36                    21973.91
  1996/02/29      20172.00                    21799.57
  1996/03/31      20098.82                    21725.72
  1996/04/30      20056.93                    21625.24
  1996/05/31      19979.27                    21597.12
  1996/06/30      20254.99                    21872.68
  1996/07/31      20327.32                    21959.66
  1996/08/31      20322.84                    21963.41
  1996/09/30      20644.47                    22332.70
  1996/10/31      21026.46                    22766.47
  1996/11/30      21351.31                    23079.89
  1996/12/31      21230.92                    22977.92
  1997/01/31      21363.79                    23172.87
  1997/02/28      21433.43                    23197.99
  1997/03/31      21227.39                    23006.04
  1997/04/30      21554.02                    23355.83
  1997/05/31      21761.91                    23573.65
  1997/06/30      22012.02                    23845.09
  1997/07/31      22405.56                    24286.36
  1997/08/31      22376.13                    24242.87
  1997/09/30      22613.45                    24531.92
  1997/10/31      22849.71                    24657.67
IMATRL PRASUN   SHR__CHT 19971031 19971128 142616 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on October 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $22,850 - a 128.50% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,658 - a 146.58% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index rather than the Salomon Brothers Mortgage Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on pages 7 and 8.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,

                            1997    1996    1995     1994     1993

DIVIDEND RETURN             6.41%   6.66%   7.86%    5.61%    6.48%

CAPITAL APPRECIATION RETURN 2.26%   0.08%    7.32%   -3.52%   1.33%

TOTAL RETURN                8.67%   6.74%   15.18%   2.09%    7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997 PAST 1        PAST 6         LIFE OF
                               MONTH         MONTHS         CLASS

DIVIDENDS PER SHARE            5.45(CENTS)   32.92(CENTS)   43.33(CENTS)

ANNUALIZED DIVIDEND RATE       5.84%         5.97%          5.98%

30-DAY ANNUALIZED YIELD        N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.98 over the past one month, $10.93 over the past six months, and $10.88 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer, more stable operating history.
ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS B 8.20%    46.39%   135.75%

ADVISOR MORTGAGE SECURITIES FUND - CLASS B 3.20%    44.39%   135.75%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES 9.12%    42.15%   146.58%

SALOMON BROTHERS MORTGAGE INDEX            8.91%    42.38%   147.96%

U.S. MORTGAGE FUNDS AVERAGE                8.14%    34.84%   118.63%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of both the Lehman Brothers Mortgage-Backed Securities Index and the Salomon Brothers Mortgage Index - market capitalization weighted indices of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997             PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

ADVISOR MORTGAGE SECURITIES FUND - CLASS B 8.20%    7.92%    8.95%

ADVISOR MORTGAGE SECURITIES FUND - CLASS B 3.20%    7.62%    8.95%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES 9.12%    7.29%    9.44%

SALOMON BROTHERS MORTGAGE INDEX            8.91%    7.32%    9.51%

U.S. MORTGAGE FUNDS AVERAGE                8.14%    6.14%    8.12%

AVERAGE ANNUAL TOTAL RETURNS take the Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971128 142547 S00000000000001
             FA Mortgage Sec -CL B       SB Mortgage
             00238                       SB005
  1987/10/31      10000.00                    10000.00
  1987/11/30      10095.37                    10140.97
  1987/12/31      10223.10                    10259.06
  1988/01/31      10566.90                    10657.22
  1988/02/29      10680.85                    10785.06
  1988/03/31      10617.55                    10705.21
  1988/04/30      10551.84                    10638.47
  1988/05/31      10507.96                    10615.23
  1988/06/30      10718.25                    10882.17
  1988/07/31      10692.79                    10848.80
  1988/08/31      10706.36                    10871.67
  1988/09/30      10921.69                    11130.36
  1988/10/31      11126.37                    11383.80
  1988/11/30      10979.26                    11220.34
  1988/12/31      10909.80                    11162.22
  1989/01/31      11107.75                    11372.17
  1989/02/28      11048.94                    11285.94
  1989/03/31      11070.77                    11288.94
  1989/04/30      11275.13                    11488.02
  1989/05/31      11541.98                    11865.18
  1989/06/30      11821.31                    12166.99
  1989/07/31      12032.97                    12455.67
  1989/08/31      11905.88                    12271.96
  1989/09/30      11957.86                    12357.44
  1989/10/31      12195.03                    12646.12
  1989/11/30      12312.54                    12782.96
  1989/12/31      12397.41                    12854.20
  1990/01/31      12283.20                    12761.22
  1990/02/28      12365.02                    12812.96
  1990/03/31      12374.73                    12865.07
  1990/04/30      12267.69                    12745.47
  1990/05/31      12624.35                    13133.13
  1990/06/30      12807.36                    13350.20
  1990/07/31      12993.49                    13577.03
  1990/08/31      12959.12                    13465.30
  1990/09/30      13028.30                    13574.40
  1990/10/31      13161.76                    13716.87
  1990/11/30      13449.76                    14022.79
  1990/12/31      13681.76                    14254.11
  1991/01/31      13823.73                    14462.19
  1991/02/28      13912.24                    14554.04
  1991/03/31      14005.81                    14660.14
  1991/04/30      14157.43                    14813.11
  1991/05/31      14231.03                    14941.33
  1991/06/30      14266.62                    14957.45
  1991/07/31      14471.53                    15210.14
  1991/08/31      14748.08                    15489.07
  1991/09/30      14978.32                    15786.75
  1991/10/31      15155.37                    16030.82
  1991/11/30      15248.02                    16140.67
  1991/12/31      15544.23                    16484.83
  1992/01/31      15469.45                    16317.25
  1992/02/29      15623.38                    16470.59
  1992/03/31      15515.41                    16397.86
  1992/04/30      15660.87                    16547.82
  1992/05/31      15919.36                    16854.87
  1992/06/30      16088.03                    17060.70
  1992/07/31      16060.42                    17196.79
  1992/08/31      16164.30                    17428.49
  1992/09/30      16265.78                    17563.45
  1992/10/31      16104.03                    17415.74
  1992/11/30      16181.87                    17487.72
  1992/12/31      16391.86                    17700.67
  1993/01/31      16541.41                    17944.36
  1993/02/28      16683.08                    18110.07
  1993/03/31      16792.03                    18218.42
  1993/04/30      16909.26                    18341.39
  1993/05/31      16959.32                    18425.37
  1993/06/30      17166.21                    18604.58
  1993/07/31      17260.57                    18681.81
  1993/08/31      17292.71                    18758.67
  1993/09/30      17330.49                    18774.79
  1993/10/31      17361.32                    18837.78
  1993/11/30      17325.03                    18804.41
  1993/12/31      17492.24                    18945.75
  1994/01/31      17653.33                    19136.21
  1994/02/28      17560.24                    19016.61
  1994/03/31      17361.23                    18547.59
  1994/04/30      17285.18                    18430.62
  1994/05/31      17432.32                    18492.86
  1994/06/30      17521.55                    18447.12
  1994/07/31      17801.64                    18807.03
  1994/08/31      17881.40                    18845.65
  1994/09/30      17687.58                    18593.33
  1994/10/31      17723.50                    18588.46
  1994/11/30      17705.82                    18521.73
  1994/12/31      17831.87                    18675.06
  1995/01/31      18169.00                    19093.09
  1995/02/28      18575.76                    19579.72
  1995/03/31      18654.59                    19659.58
  1995/04/30      18948.70                    19923.14
  1995/05/31      19544.90                    20568.74
  1995/06/30      19694.00                    20677.84
  1995/07/31      19738.73                    20719.08
  1995/08/31      19982.29                    20909.16
  1995/09/30      20188.86                    21096.24
  1995/10/31      20413.44                    21290.44
  1995/11/30      20639.46                    21540.13
  1995/12/31      20866.84                    21806.70
  1996/01/31      21037.68                    21973.91
  1996/02/29      20903.63                    21799.57
  1996/03/31      20827.80                    21725.72
  1996/04/30      20784.38                    21625.24
  1996/05/31      20703.91                    21597.12
  1996/06/30      20989.63                    21872.68
  1996/07/31      21064.58                    21959.66
  1996/08/31      21059.93                    21963.41
  1996/09/30      21393.24                    22332.70
  1996/10/31      21789.08                    22766.47
  1996/11/30      22125.71                    23079.89
  1996/12/31      22000.95                    22977.92
  1997/01/31      22138.64                    23172.87
  1997/02/28      22210.81                    23197.99
  1997/03/31      21985.51                    23006.04
  1997/04/30      22313.89                    23355.83
  1997/05/31      22494.59                    23573.65
  1997/06/30      22761.52                    23845.09
  1997/07/31      23134.22                    24286.36
  1997/08/31      23089.98                    24242.87
  1997/09/30      23322.68                    24531.92
  1997/10/31      23574.89                    24657.67
IMATRL PRASUN   SHR__CHT 19971031 19971128 142549 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,575 - a 135.75% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,658 - a 146.58% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index rather than the Salomon Brothers Mortgage Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on pages 11 and 12.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,

                             1997    1996    1995     1994     1993

DIVIDEND RETURN              5.94%   6.66%   7.86%    5.61%    6.48%

CAPITAL APPRECIATION RETURN  2.26%   0.08%    7.32%   -3.52%   1.33%

TOTAL RETURN                 8.20%   6.74%   15.18%   2.09%    7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997 PAST 1        PAST 6         LIFE OF
                               MONTH         MONTHS         CLASS

DIVIDENDS PER SHARE            4.84(CENTS)   29.14(CENTS)   38.50(CENTS)

ANNUALIZED DIVIDEND RATE       5.19%         5.29%          5.32%

30-DAY ANNUALIZED YIELD        N/A           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.97 over the past one month, $10.93 over the past six months, and $10.88 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The bond market's primary
nemesis - rising inflation -
remained in check throughout
most of the 12 months that ended
October 31, 1997, translating into
a generally favorable investing
climate. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable bond
market - returned 8.89% during
the period. Through the first half of
the period, bonds suffered from the
perception of an accelerating
economy and, in turn, that
inflation would make an
appearance. The Federal Reserve
Board raised a key short-term
interest rate in March, in an
attempt to curb any potential hints of
inflation. For the most part, though,
investors had been anticipating this
hike. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of these
gains evaporated in August - as
inflation fears cropped up again -
a strong September and October
helped ease the pain. The bond
market attracted wary stock
investors in October, as the U.S.
equity market stumbled due to
overseas developments. Treasuries,
in particular, performed well
toward the end of the period.
Relative interest-rate stability
provided a fairly positive backdrop
for mortgage-backed securities, as
the Lehman Brothers
Mortgage-Backed Securities Index
returned 9.12% over the 12-month
period. Sustained economic growth
and demand for higher yields
helped corporate bonds, as the
Lehman Brothers Corporate Bond
Index returned 9.25% over the
same period.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares returned 8.74%, 8.67% and 8.20%, respectively. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 8.14%, and the Lehman Brothers Mortgage-Backed Securities Index returned 9.12%.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST 12 MONTHS?
A. For the first nine months of the period, the mortgage market benefited from a period of relatively stable interest rates. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts investors in mortgage-backed securities because they might be forced to reinvest at a lower interest rate. On the other hand, when interest rates are as steady as they have been lately, the risk for prepayments declines. Therefore, the mortgage sector was one of the best-performing categories of the bond market. However, as interest rates began to decline in July, the mortgage sector had difficulty keeping pace with U.S. Treasuries as a result of increased prepayment concerns.
Q. HOW HAS THE MORTGAGE SECTOR PERFORMED COMPARED TO THE CORPORATE SECTOR OVER THE PAST THREE MONTHS?
A. Investors sold corporate bonds because they were nervous about credit risk, or the risk that a bond might not be paid, because of cash flow concerns. In contrast, agency mortgage-backed securities, such as those issued by the Federal National Mortgage Association, or Fannie Mae, are not subject to credit risk because they are implicitly backed by the U.S. government. Investors seemed more comfortable buying these types of securities in the nervous credit market environment we saw at the end of October.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. The additional yield that mortgage-backed securities typically provide investors over comparable Treasuries became relatively narrow during the period. In turn, as interest rates declined, the risk that prepayments would hurt returns increased, so my question was, why take the risk? In response, I maintained the fund's overweighted position versus the index in mortgage-backed securities that I felt would provide better prepayment protection as interest rates change. These included discount mortgage-backed securities - or bonds selling below their redemption values - such as 15-year Fannie Maes at 5.5% or 6%, which are less sensitive to prepayments.
Q. AT THE END OF JULY, YOU SAID THAT COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) PERFORMED WELL. WAS THAT STILL THE CASE IN THE PAST THREE MONTHS?
A. No. In the third quarter of 1997, many new CMBS issues came to market, and the higher supply began to dampen prices. Also, since CMBS paper tends to have a similar cash-flow structure to corporate bonds, its yield advantage over Treasuries suffered in sympathy with corporate bonds when corporates began to underperform.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. During the first half of the 12-month period, the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. When the market goes through its most dramatic changes, the fund can use its value-driven, bottom-up security selection process to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in such a tight range relative to Treasuries, there aren't many changes in values or prepayment options to affect the cash flow of bonds. In that case, it is difficult to differentiate the fund's returns. Toward the end of the period, we saw a little bit more volatility in pricing, but not as much as I would've liked to have seen.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. The next six months will be totally dependent on the direction of interest rates. If the markets rally and interest rates fall further, there will be a significant number of prepayments and the mortgage market should dramatically underperform Treasuries. On the other hand, if the yield on the 10-year Treasury bond moves into a range of 6.25% to 6.50%, the mortgage market should outperform as more investors allocate money to the sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"Each new mortgage-backed security
is issued at the current interest rate.
For each interest-rate environment,
the market assumes that homeowners
will pay off their mortgage at a specific speed. If interest rates decline from the point of purchase, that mortgage security now carries a higher interest rate than the current market rate, making it more attractive and increasing its price. However, because that security has a higher interest rate than the new current rate, the market assumes that the mortgage holder will pay off the loan at a faster rate than what was originally anticipated. That's because homeowners are more likely to refinance a mortgage with a higher rate than a mortgage with a lower rate. As a result of the faster payoff of principal on the mortgage security, the price increase will be smaller than if the pay-off rate was unchanged from its original assumption.
"Conversely, if interest rates rise, the mortgage-backed security will carry an interest rate that is below the current interest rate. In the higher interest-rate environment, the market will anticipate that homeowners will be slower to pay off their relatively low interest-rate mortgage. This means that the bond holders' mortgage-backed security will be outstanding for a longer period of time, which, along with a less attractive interest rate, pushes the security's price lower.
"Remember, the price of a bond always
moves in the opposite direction of its
yield. Investors buying
mortgage-backed securities are
willing to expose themselves to
relatively weak price performance in
exchange for a higher yield."
FUND FACTS
GOAL: high current income by
investing in mortgage-related
securities of all kinds
START DATE: December 31, 1984
SIZE: as of October 31, 1997,
more than $531 million
MANAGER: Thomas Silvia, since
October 1997; co-managed
since February 1997; joined
Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
              % OF FUND'S    % OF FUND'S INVESTMENTS
              INVESTMENTS    AS OF JULY 31, 1997

 LESS THAN     0.1            0.1
5%

 5 -           0.8            4.7
 5.99%

 6 -           31.7           25.7
 6.99%

 7 -           43.4           27.0
 7.99%

 8 -           9.0            20.2
 8.99%

 9 -           7.2            6.6
 9.99%

10 -           3.8            3.5
10.99%

11% AND        2.6            2.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    5.8    5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
               AS OF JULY 31, 1997

YEARS    2.8    3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 46.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 5.0
ROW: 1, COL: 4, VALUE: 2.0
MORTGAGE-BACKED
SECURITIES  87.3%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 2.8%
SHORT-TERM
INVESTMENTS 9.9%
MORTGAGE-BACKED
SECURITIES  91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 44.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 10.0
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 91.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 27.0%
5%, 7/1/10 $ 3,953,618 $ 3,750,995
6 1/2%, 1/1/24 to 7/1/24  4,343,335  4,294,472
7%, 5/1/99 to 11/1/12  99,980,981  101,428,855
7 1/2%, 3/1/27 to 5/1/27  368,239  376,406
8%, 10/1/07 to 12/1/18  734,600  763,235
8 1/2%, 11/1/03 to 1/1/20  3,115,133  3,278,713
9%, 9/1/08 to 5/1/21  11,211,236  12,020,757
10%, 1/1/09 to 5/1/19  2,252,569  2,458,336
10 1/2%, 8/1/10 to 12/1/20  2,550,061  2,837,252
11 1/2%, 4/1/12  107,016  119,380
11 3/4%, 6/1/11  69,165  79,183
12 1/4%, 6/1/14 to 7/1/15  312,291  363,786
12 1/2%, 5/1/12 to 4/1/15  1,176,910  1,367,246
12 3/4%, 6/1/05 to 3/1/15  195,427  222,555
13%, 1/1/11 to 6/1/15  1,800,561  2,134,309
  135,495,480
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 38.0%
5 1/2%, 11/1/08 to 5/1/26  39,049  37,863
6%, 4/1/00 to 5/1/26   73,696,988  71,985,192
6 1/2%, 9/1/10 to 4/1/26  55,554,238  54,884,126
7%, 2/1/24 to 11/1/27  43,738,183  43,915,921
7 1/2%, 3/1/22 to 12/1/22  3,400,698  3,497,875
8%, 1/1/07 to 7/1/08  112,291  115,279
8 1/4%, 1/1/13   128,730  134,151
8 1/2%, 11/1/03 to 11/1/18  1,916,301  1,992,828
8 3/4%, 11/1/08 to 7/1/09  266,848  278,940
9%, 1/1/08 to 2/1/13  964,676  1,011,128
9 1/2%, 5/1/07 to 8/1/22  7,899,936  8,409,597
11%, 12/1/02 to 8/1/10  2,553,369  2,823,729
12 1/4%, 5/1/13 to 6/1/15  513,066  596,201
12 1/2%, 10/1/13 to 3/1/16  681,993  800,376
12 3/4%, 6/1/13 to 7/1/15  356,592  420,968
13 1/2%, 9/1/13 to 12/1/14  191,058  230,268
14%, 5/1/12 to 11/1/14  63,775  77,582
  191,212,024
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.7%
7%, 10/15/22 to 11/15/23 $ 3,583,348 $ 3,613,668
7 1/2%, 7/15/05 to 10/15/27  60,463,273  61,915,331
8%, 4/15/02 to 7/15/27  30,069,845  31,230,350
8 1/2%, 7/15/16 to 8/15/27  7,388,247  7,776,183
9%, 10/15/04 to 4/15/18  5,945,992  6,390,065
9 1/2%, 6/15/09 to 7/15/22  5,099,639  5,522,448
10%, 12/15/17 to 1/15/26  11,071,393  12,332,155
10 1/2%, 1/15/98 to 2/15/18  1,363,023  1,506,600
11%, 1/15/10 to 9/15/19  2,857,536  3,264,637
11 1/2%, 10/15/10 to 7/15/18  97,713  111,878
13%, 10/15/13  103,998  124,537
13 1/2%, 7/15/11 to 10/15/14  96,620  116,240
  133,904,092
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $450,249,906)   460,611,596
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation sequential
pay Series 1353 Class A, 5 1/2%, 11/15/04
(Cost $105,567)  113,304  112,772
COMMERCIAL MORTGAGE SECURITIES - 6.8%
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  7,359,318  7,371,240
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02  3,192,522
2,988,999
 floater Series 1997-C1 Class C, 6.10625%, 7/25/00 (b)(c)  15,945,042
15,945,042
 Series 1997-NI Class C, 6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. Series 1994-C1 Class C, 9.20%, 9/18/99 (a)  3,280,000
2,984,800
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,734,698)   34,290,081
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81%, 9/18/99 (d) (Cost $668,924) $ 51,554,000 $ 547,761
CASH EQUIVALENTS - 1.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 7,064,342  7,061,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $490,820,095)  $ 502,623,210
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc. Series
1994-C1 Class C,
9.20%, 9/18/99 8/11/94 $ 2,132,820

2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,945,042 or 3.9% of net assets.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $490,970,694. Net unrealized appreciation aggregated $11,652,516, of which $12,062,990 related to appreciated investment securities and $410,474 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                    $ 502,623,210
AGREEMENTS OF $7,061,000) (COST $490,820,095) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                         267

RECEIVABLE FOR INVESTMENTS SOLD                                              88,779,118

INTEREST RECEIVABLE                                                          2,960,715

PREPAID EXPENSES                                                             29,322

 TOTAL ASSETS                                                                594,392,632

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 60,989,150

PAYABLE FOR FUND SHARES REDEEMED                              667,450

DISTRIBUTIONS PAYABLE                                         484,887

ACCRUED MANAGEMENT FEE                                        180,095

DISTRIBUTION FEES PAYABLE                                     4,277

OTHER PAYABLES AND ACCRUED EXPENSES                           161,162

 TOTAL LIABILITIES                                                           62,487,021

NET ASSETS                                                                  $ 531,905,611

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 519,049,272

UNDISTRIBUTED NET INVESTMENT INCOME                                          290,731

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                           762,493
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    11,803,115

NET ASSETS                                                                  $ 531,905,611


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.02
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,647,881 (DIVIDED BY) 149,517 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.02)             $11.57

CLASS T:                                                           $11.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($14,648,711 (DIVIDED BY) 1,329,149 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.02)             $11.42

CLASS B:                                                           $11.02
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,586,853 (DIVIDED BY) 144,046 SHARES) A

INITIAL CLASS:                                                     $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($494,303,671 (DIVIDED BY) 44,836,143 SHARES)

INSTITUTIONAL CLASS:                                               $11.01
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($19,718,495 (DIVIDED BY) 1,790,755 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
      THREE MONTHS             YEAR ENDED
      ENDED                    JULY 31, 1997
      OCTOBER 31, 1997

INVESTMENT INCOME                        $ 9,425,840   $ 35,932,141
INTEREST

EXPENSES

MANAGEMENT FEE                            578,471       2,273,788

TRANSFER AGENT FEES                       277,610       1,034,760

DISTRIBUTION FEES                         11,398        4,506

ACCOUNTING FEES AND EXPENSES              52,896        208,321

NON-INTERESTED TRUSTEES' COMPENSATION     547           9,585

CUSTODIAN FEES AND EXPENSES               26,149        79,667

REGISTRATION FEES                         44,044        75,411

AUDIT                                     22,118        83,730

LEGAL                                     1,057         17,684

MISCELLANEOUS                             -             4,396

 TOTAL EXPENSES BEFORE REDUCTIONS         1,014,290     3,791,848

 EXPENSE REDUCTIONS                       (47,540)      (52,945)

TOTAL EXPENSES AFTER REDUCTIONS           966,750       3,738,903


NET INVESTMENT INCOME                                 8,459,090      32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                   1,110,586      4,296,274
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION                 1,347,376      14,164,021
(DEPRECIATION) ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                       2,457,962      18,460,295

NET INCREASE (DECREASE) IN NET ASSETS                $ 10,917,052   $ 50,653,533
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      THREE MONTHS       YEAR ENDED   YEAR ENDED
      ENDED              JULY 31,     JULY 31,
      OCTOBER 31, 1997   1997         1996


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                   $ 8,459,090     $ 32,193,238    $ 31,763,051
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                     1,110,586       4,296,274       8,694,701

 CHANGE IN NET UNREALIZED                     1,347,376       14,164,021      (11,251,245)
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS        10,917,052      50,653,533      29,206,507
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                 (8,349,402)     (32,649,725)    (31,178,449)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                       (3,850,848)     (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                          (12,200,250)    (37,689,258)    (35,234,409)

SHARE TRANSACTIONS - NET                      (703,316)       32,765,543      77,949,164
INCREASE (DECREASE)

 TOTAL INCREASE (DECREASE)  IN NET ASSETS     (1,986,514)     45,729,818      71,921,262

NET ASSETS

 BEGINNING OF PERIOD                          533,892,125     488,162,307     416,241,045

 END OF PERIOD (INCLUDING                    $ 531,905,611   $ 533,892,125   $ 488,162,307
UNDISTRIBUTED NET INVESTMENT INCOME
OF $290,731,  $230,506 AND
$922,675, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .170        .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048        .224

 TOTAL FROM INVESTMENT OPERATIONS                        .218        .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.168)      (.272)

 FROM NET REALIZED GAIN                                  (.080)      -

 TOTAL DISTRIBUTIONS                                     (.248)      (.272)

NET ASSET VALUE, END OF PERIOD                          $ 11.020    $ 11.050

TOTAL RETURN B, C                                        2.00%       4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,648     $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% A,     .90% A,
                                                        D           D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.18% A     6.09% A

PORTFOLIO TURNOVER RATE                                  125% A      149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.050     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .167         .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .048         .233

 TOTAL FROM INVESTMENT OPERATIONS                        .215         .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.165)       (.268)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.245)       (.268)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.050

TOTAL RETURN B, C                                        1.98%        4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 14,649     $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.00% A,     1.00% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.10% A      5.99% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 E

SELECTED PER-SHARE DATA F

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.040     $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .142         .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .065         .214

 TOTAL FROM INVESTMENT OPERATIONS                        .207         .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.147)       (.238)

 FROM NET REALIZED GAIN                                  (.080)       -

 TOTAL DISTRIBUTIONS                                     (.227)       (.238)

NET ASSET VALUE, END OF PERIOD                          $ 11.020     $ 11.040

TOTAL RETURN B, C                                        1.90%        4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,587      $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.65% A,     1.65% A,
                                                        D             D

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.32% A      5.34% A

PORTFOLIO TURNOVER RATE                                  125% A       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      THREE MONTHS    YEARS ENDED JULY 31,
      ENDED
      OCTOBER 31,

      1997            1997                   1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910    $ 10.830
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .176 D      .678 D      .729        .772        .570        .788

 NET REALIZED AND               .047        .391        (.015)      .325        (.242)      (.007)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          .223        1.069       .714        1.097       .328        .781
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.173)      (.689)      (.724)      (.737)      (.588)      (.701)
 INCOME

 FROM NET REALIZED GAIN         (.080)      (.110)      (.100)      -           (.040)      -

 IN EXCESS OF NET               -           -           -           (.050)      (.030)      -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (.253)      (.799)      (.824)      (.787)      (.658)      (.701)

NET ASSET VALUE,               $ 11.020    $ 11.050    $ 10.780    $ 10.890    $ 10.580    $ 10.910
END OF PERIOD

TOTAL RETURN B                  2.05%       10.34%      6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 494,304   $ 506,113   $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 OMITTED)

RATIO OF EXPENSES TO            .72% A      .73%        .74%        .77%        .79%        .76%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .72% A      .73%        .73%        .77%        .79%        .76%
AVERAGE NET ASSETS AFTER                               E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         6.36% A     6.26%       6.75%       7.37%       6.73%       7.18%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         125% A      149%        221%        329%        563%        278%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      THREE MONTHS    YEAR ENDED
      ENDED           JULY 31,
      OCTOBER 31,

      1997            1997 F


SELECTED PER-SHARE DATA G

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.040    $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .172        .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .050        .226

 TOTAL FROM INVESTMENT OPERATIONS                                    .222        .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.172)      (.279)

 FROM NET REALIZED GAIN                                              (.080)      -

 TOTAL DISTRIBUTIONS                                                 (.252)      (.279)

NET ASSET VALUE, END OF PERIOD                                      $ 11.010    $ 11.040

TOTAL RETURN B, C                                                    2.05%       4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 19,718    $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .75% A,     .75% A,
                                                                    D            D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .75% A      .70% A,
                                                                                 E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.35% A     6.29% A

PORTFOLIO TURNOVER RATE                                              125% A      149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. On January 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to October 31. Accordingly, the financial statements of the fund are presented for the three-month period ended October 31, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,984,800 or 0.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $167,373,838 and $198,818,860, respectively, of which U.S. government and government agency obligations aggregated $151,373,838 and $193,397,514, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1997 and July 31, 1997, the management fee was equivalent to an annualized rate of .44% and an annual rate of .44%, respectively, of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the periods, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           THREE MONTHS ENDED OCTOBER 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 600                                 $ 600

CLASS T     8,099                                 8,099

CLASS B     2,699                                 749

           $ 11,398                              $ 9,448

           YEAR ENDED JULY 31, 1997

           PAID TO                               DEALERS'
           FDC                                   PORTION

CLASS A    $ 530                                 $ 530

CLASS T     2,602                                 2,602

CLASS B     1,374                                 380

           $ 4,506                               $ 3,512

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
THREE MONTHS ENDED OCTOBER 31, 1997

                                      PAID TO   DEALERS'
                                      FDC       PORTION

CLASS A                               $ 263     $ 83

CLASS T                                8,746     6,997

CLASS B                                72        0 *

                                      $ 9,081   $ 7,080

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the periods, the following amounts were paid to each transfer agent:

                        THREE MONTHS ENDED OCTOBER 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 1,160        .29**

CLASS T                 FIIOC*                                 16,843        .52**

CLASS B                 FIIOC*                                 1,270         .42**

INITIAL CLASS           FSC*                                   249,064       .20**

INSTITUTIONAL CLASS     FIIOC*                                 9,273         .24**

                                                              $ 277,610

                        YEAR ENDED JULY 31, 1997

                        TRANSFER                              AMOUNT        % OF
                        AGENT                                               AVERAGE
                                                                            NET ASSETS

CLASS A                 FIIOC*                                $ 789          .22**

CLASS T                 FIIOC*                                 1,513         .14**

CLASS B                 FIIOC*                                 881           .57**

INITIAL CLASS           FSC*                                   1,028,957     .20

INSTITUTIONAL CLASS     FIIOC*                                 2,620         .21**

                                                              $ 1,034,760


* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           THREE MONTHS       YEAR
                       EXPENSE       ENDED              ENDED
                       LIMITATIONS   OCTOBER 31, 1997   JULY 31, 1997

CLASS A                 .90%         $ 8,631            $ 10,408

CLASS T                1.00%          17,704             10,413

CLASS B                1.65%          8,961              10,927

INSTITUTIONAL CLASS     .75%          9,518              12,094

                                     $ 44,814           $ 43,842

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the periods ended October 31, 1997 and July 31, 1997, the fund's custodian fees were reduced by $2,726 and $8,474, respectively, under the custodian arrangement. For the period ended July 31, 1997, Institutional Class' expenses were reduced by $629 under the transfer agent arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            THREE  MONTHS   YEAR ENDED     YEAR ENDED
                            ENDED           JULY 31,       JULY 31,
                            OCTOBER 31,

                            1997            1997 A         1996

CLASS A

FROM NET INVESTMENT INCOME  $ 24,437        $ 21,750       $ -

FROM NET REALIZED GAIN       11,558          -              -

TOTAL                       $ 35,995        $ 21,750       $ -

CLASS T

FROM NET INVESTMENT INCOME  $ 197,984       $ 64,445       $ -

FROM NET REALIZED GAIN       92,775          -              -

TOTAL                       $ 290,759       $ 64,445       $ -

CLASS B

FROM NET INVESTMENT INCOME  $ 15,690        $ 8,241        $ -

FROM NET REALIZED GAIN       7,487           -              -

TOTAL                       $ 23,177        $ 8,241        $ -

INITIAL CLASS

FROM NET INVESTMENT INCOME  $ 7,870,955     $ 32,474,399   $ 31,178,449

FROM NET REALIZED GAIN       3,640,130       5,039,533      4,055,960

TOTAL                       $ 11,511,085    $ 37,513,932   $ 35,234,409

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME  $ 240,336       $ 80,890       $ -

FROM NET REALIZED GAIN       98,898          -              -

TOTAL                       $ 339,234       $ 80,890       $ -

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                      SHARES                                         DOLLARS

                      THREE          YEAR ENDED      YEAR ENDED      THREE            YEAR ENDED       YEAR ENDED
                      MONTHS         JULY 31,        JULY 31,        MONTHS           JULY 31,         JULY 31,
                      ENDED                                          ENDED
                      OCTOBER 31,                                    OCTOBER 31,

                      1997           1997 A          1996            1997             1997 A           1996

CLASS A                3,210          141,575         -              $ 35,261         $ 1,531,983      $ -
SHARES SOLD

REINVESTMENT OF        3,274          1,989           -               35,846           21,750           -
DISTRIBUTIONS

SHARES REDEEMED        (531)          -               -               (5,834)          -                -

NET INCREASE           5,953          143,564         -              $ 65,273         $ 1,553,733      $ -
(DECREASE)

CLASS T                312,588        1,114,285       -              $ 3,429,256      $ 12,183,453     $ -
SHARES SOLD

REINVESTMENT OF        25,415         5,597           -               278,358          61,712           -
DISTRIBUTIONS

SHARES REDEEMED        (112,534)      (16,202)        -               (1,233,884)      (177,848)        -

NET INCREASE           225,469        1,103,680       -              $ 2,473,730      $ 12,067,317     $ -
(DECREASE)

CLASS B                68,692         73,891          -              $ 753,079        $ 801,025        $ -
SHARES SOLD

REINVESTMENT OF        1,666          687             -               18,237           7,506            -
DISTRIBUTIONS

SHARES REDEEMED        (890)          -               -               (9,750)          -                -

NET INCREASE           69,468         74,578          -              $ 761,566        $ 808,531        $ -
(DECREASE)

INITIAL CLASS          1,426,619      14,636,021      24,584,693     $ 15,655,743     $ 158,564,289    $ 268,954,246
SHARES SOLD

REINVESTMENT OF        854,187        2,769,613       2,644,498       9,354,223        29,925,102       28,910,230
DISTRIBUTIONS

SHARES REDEEMED        (3,241,358)    (16,911,618)    (20,139,279)    (35,550,337)     (183,183,589)    (219,915,312)

NET INCREASE           (960,552)      494,016         7,089,912      $ (10,540,371)   $ 5,305,802      $ 77,949,164
(DECREASE)

INSTITUTIONAL CLASS

SHARES SOLD            671,412        1,216,421       -              $ 7,350,245      $ 13,282,379     $ -

REINVESTMENT OF        11,919         3,516           -               130,486          38,560           -
DISTRIBUTIONS

SHARES REDEEMED        (86,048)       (26,465)        -               (944,245)        (290,779)        -

NET INCREASE           597,283        1,193,472       -              $ 6,536,486      $ 13,030,160     $ -
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the periods, each class paid the following amounts to register its shares for sale:
      THREE MONTHS ENDED   YEAR ENDED
      OCTOBER 31, 1997     JULY 31, 1997 A

CLASS A                $ 8,436    $ 10,398

CLASS T                 8,595      11,098

CLASS B                 8,436      10,398

INITIAL CLASS           9,412      31,365

INSTITUTIONAL CLASS     9,165      12,152

                       $ 44,044   $ 75,411

A REGISTRATION FEES FOR CLASS A, T, B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Income
Fund) at October 31, 1997, the results of its operations for the three month period then ended, and the year ended July 31, 1997, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 15, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/15/97 12/12/97 - $.03
Class T 12/15/97 12/12/97 - $.03
Class B 12/15/97 12/12/97 - $.03





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)